JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 39.4%
U.S. Treasury Bonds
7.88%, 2/15/2021	3,073,000	3,294,712
8.13%, 8/15/2021	1,693,000	1,873,741
6.75%, 8/15/2026	1,391,000	1,832,425
6.38%, 8/15/2027	210,000	279,956
6.13%, 11/15/2027	243,000	322,051
5.50%, 8/15/2028	160,000	208,025
5.25%, 11/15/2028	210,000	270,309
6.13%, 8/15/2029	150,000	208,102
6.25%, 5/15/2030	1,178,000	1,678,650
4.75%, 2/15/2037	1,486,000	2,092,706
4.50%, 5/15/2038	961,000	1,329,784
3.50%, 2/15/2039	926,000	1,138,257
4.25%, 5/15/2039	822,000	1,109,443
4.50%, 8/15/2039	510,000	710,414
4.63%, 2/15/2040	39,000	55,331
3.13%, 11/15/2041	67,000	78,254
2.75%, 8/15/2042	75,000	82,641
2.50%, 2/15/2045	2,395,000	2,531,590
3.00%, 5/15/2045	2,368,000	2,739,110
3.00%, 11/15/2045	66,000	76,488
2.25%, 8/15/2046	3,830,000	3,859,323
3.00%, 2/15/2047	1,290,000	1,501,842
3.00%, 5/15/2047	21,000	24,452
2.75%, 8/15/2047	310,000	344,633
3.00%, 8/15/2048	39,000	45,539
3.38%, 11/15/2048	1,243,000	1,553,944
3.00%, 2/15/2049	2,052,000	2,400,519
2.25%, 8/15/2049	258,000	260,217
2.38%, 11/15/2049	210,000	217,678
U.S. Treasury Notes
2.63%, 8/31/2020	1,458,000	1,468,252
1.38%, 9/15/2020	1,248,000	1,245,173
1.38%, 9/30/2020	741,000	739,147
2.75%, 9/30/2020	250,000	252,187
2.88%, 10/31/2020	32,000	32,340
1.75%, 11/15/2020	1,342,000	1,342,734
2.00%, 1/15/2021	311,000	312,045
1.38%, 1/31/2021	1,153,000	1,148,721
2.25%, 2/15/2021	29,000	29,190
3.63%, 2/15/2021	257,000	262,833
1.25%, 3/31/2021	116,000	115,325
2.25%, 3/31/2021	529,000	532,823
1.38%, 4/30/2021	298,000	296,720
1.75%, 7/31/2021	620,000	620,751
1.50%, 8/31/2021	564,000	562,326
1.13%, 9/30/2021	3,164,000	3,133,349
2.63%, 12/15/2021	522,000	532,358

Investments	Principal Amount($)	Value($)
2.13%, 12/31/2021	100,000	100,977
1.50%, 1/31/2022	3,782,000	3,771,659
2.38%, 3/15/2022	4,000,000	4,068,750
1.88%, 3/31/2022	2,661,000	2,676,176
1.75%, 6/15/2022	3,326,000	3,338,213
1.75%, 6/30/2022	3,695,000	3,708,568
1.88%, 9/30/2022	1,029,000	1,036,637
1.38%, 10/15/2022	271,000	269,200
1.38%, 9/30/2023	10,718,000	10,621,706
2.88%, 9/30/2023	700,000	731,937
2.25%, 12/31/2023	1,859,000	1,904,458
2.25%, 1/31/2024	653,000	669,070
2.50%, 1/31/2024	264,000	273,096
2.13%, 2/29/2024	500,000	509,922
2.38%, 2/29/2024	6,629,000	6,828,906
2.13%, 3/31/2024	1,397,000	1,425,267
2.50%, 5/15/2024	100,000	103,672
2.00%, 5/31/2024	3,850,000	3,911,660
1.75%, 7/31/2024	410,000	412,050
1.25%, 8/31/2024	800,000	786,062
1.88%, 8/31/2024	3,961,000	4,003,086
1.50%, 9/30/2024	100,000	99,344
2.13%, 5/15/2025	163,000	166,782
2.63%, 12/31/2025	2,439,000	2,568,381
2.25%, 3/31/2026	408,000	421,132
2.13%, 5/31/2026	200,000	204,937
1.88%, 7/31/2026	383,000	386,591
1.38%, 8/31/2026	200,000	195,531
1.63%, 10/31/2026	7,371,000	7,319,173
2.25%, 2/15/2027	200,000	207,062
2.38%, 5/15/2027	1,900,000	1,985,203
2.75%, 2/15/2028	29,000	31,220
2.88%, 8/15/2028	55,000	59,916
3.13%, 11/15/2028	1,060,000	1,178,587
2.63%, 2/15/2029	1,746,000	1,871,494
2.38%, 5/15/2029	212,000	222,865

TOTAL U.S. TREASURY OBLIGATIONS (Cost $109,883,352)		112,815,700

MORTGAGE-BACKED SECURITIES — 26.8%
FHLMC Gold Pools, 15 Year
Pool # G14541, 2.50%, 8/1/2022	23,331	23,541
Pool # J10548, 4.00%, 8/1/2024	62,184	64,871
Pool # G14005, 4.00%, 10/1/2025	79,146	82,592

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # J15449, 4.00%, 5/1/2026	218,937	228,621
Pool # G14781, 3.50%, 3/1/2027	134,923	140,334
Pool # G15201, 4.00%, 5/1/2027	58,185	60,698
Pool # G15438, 4.00%, 9/1/2027	40,348	42,105
Pool # G15602, 2.50%, 11/1/2027	131,976	133,620
Pool # G18466, 2.00%, 5/1/2028	27,049	26,969
Pool # G16762, 3.50%, 12/1/2028	59,656	61,943
Pool # G15601, 2.50%, 1/1/2029	113,384	114,795
Pool # G16570, 4.00%, 7/1/2029	40,597	42,351
Pool # G15164, 3.00%, 9/1/2029	23,848	24,540
Pool # G18540, 2.50%, 2/1/2030	73,250	74,204
Pool # G18556, 2.50%, 6/1/2030	86,543	87,670
Pool # V60840, 3.00%, 6/1/2030	20,484	21,124
Pool # G16622, 3.00%, 11/1/2030	85,219	87,684
Pool # G16019, 3.50%, 12/1/2030	47,662	49,574
Pool # J33545, 3.00%, 1/1/2031	199,744	205,825
Pool # G16044, 2.50%, 1/1/2032	218,917	221,839
Pool # J36524, 3.00%, 3/1/2032	255,806	263,376
Pool # G18706, 3.00%, 9/1/2033	38,770	39,770
Pool # G18730, 3.50%, 4/1/2034	170,309	177,088
Pool # G18736, 3.00%, 6/1/2034	107,699	110,479
FHLMC Gold Pools, 20 Year
Pool # C91911, 2.50%, 1/1/2037	35,927	36,165
Pool # G31005, 4.00%, 5/1/2037	123,858	133,295
Pool # C91974, 4.00%, 11/1/2037	298,660	313,787
Pool # C92013, 3.50%, 9/1/2038	186,788	193,494

Investments	Principal Amount($)	Value($)
FHLMC Gold Pools, 30 Year
Pool # A30892, 5.00%, 1/1/2035	151,799	168,417
Pool # A34212, 6.00%, 4/1/2035	24,034	25,503
Pool # V83754, 5.50%, 1/1/2036	72,627	81,528
Pool # A89760, 4.50%, 12/1/2039	54,213	58,971
Pool # G06856, 6.00%, 5/1/2040	21,453	24,685
Pool # A93359, 4.00%, 8/1/2040	39,696	42,475
Pool # G07794, 5.50%, 6/1/2041	21,398	24,003
Pool # Q03516, 4.50%, 9/1/2041	57,085	61,911
Pool # G08477, 3.50%, 2/1/2042	22,389	23,599
Pool # Q06771, 3.00%, 3/1/2042	82,011	84,580
Pool # C03858, 3.50%, 4/1/2042	187,983	197,974
Pool # Q08646, 3.50%, 6/1/2042	61,171	64,422
Pool # Q13477, 3.00%, 12/1/2042	240,026	247,545
Pool # Q14321, 3.00%, 12/1/2042	65,559	67,613
Pool # C04420, 3.00%, 1/1/2043	336,396	346,933
Pool # G61723, 3.50%, 1/1/2043	143,145	151,707
Pool # Q15020, 4.00%, 1/1/2043	49,772	53,164
Pool # C09031, 2.50%, 2/1/2043	209,854	209,893
Pool # Q17370, 3.00%, 4/1/2043	247,845	256,539
Pool # Q17374, 4.00%, 4/1/2043	162,142	176,360
Pool # Q20542, 3.00%, 7/1/2043	92,253	94,975
Pool # C09044, 3.50%, 7/1/2043	41,536	43,678
Pool # G08585, 3.50%, 5/1/2044	33,729	35,311
Pool # G62036, 3.50%, 5/1/2044	76,425	80,486
Pool # G08599, 3.50%, 8/1/2044	151,487	158,590
Pool # G08607, 4.50%, 9/1/2044	78,465	84,538

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # Q29797, 3.50%, 11/1/2044	109,477	115,013
Pool # G60183, 4.00%, 12/1/2044	80,907	86,585
Pool # G61617, 4.50%, 1/1/2045	43,768	47,611
Pool # Q31596, 3.50%, 2/1/2045	101,902	106,679
Pool # Q33006, 3.50%, 4/1/2045	63,622	66,369
Pool # V81760, 4.00%, 5/1/2045	47,948	50,658
Pool # G62035, 4.50%, 7/1/2045	132,733	144,050
Pool # G08659, 3.50%, 8/1/2045	120,842	126,060
Pool # Q35460, 3.50%, 8/1/2045	237,624	249,152
Pool # Q35223, 4.00%, 8/1/2045	35,293	36,946
Pool # G60480, 4.50%, 11/1/2045	189,796	204,483
Pool # G61796, 4.50%, 12/1/2045	175,794	191,221
Pool # G08697, 3.00%, 3/1/2046	364,555	373,341
Pool # Q39844, 3.50%, 4/1/2046	343,591	357,878
Pool # Q40780, 4.00%, 4/1/2046	120,735	127,124
Pool # G61260, 4.50%, 4/1/2046	53,150	57,483
Pool # G08710, 3.00%, 6/1/2046	37,781	38,692
Pool # Q42045, 3.50%, 7/1/2046	61,321	64,217
Pool # G08720, 4.50%, 8/1/2046	305,627	326,253
Pool # G08724, 2.50%, 9/1/2046	34,288	34,191
Pool # G61730, 3.00%, 9/1/2046	292,527	301,155
Pool # G61537, 3.50%, 9/1/2046	141,621	147,734
Pool # G61235, 4.50%, 9/1/2046	63,063	68,518
Pool # G61071, 3.00%, 10/1/2046	57,393	58,994
Pool # Q43892, 4.50%, 10/1/2046	160,775	176,594
Pool # G08736, 2.50%, 12/1/2046	27,993	27,914

Investments	Principal Amount($)	Value($)
Pool # Q46336, 4.00%, 1/1/2047	21,701	22,850
Pool # G08747, 3.00%, 2/1/2047	502,871	514,990
Pool # G61623, 3.00%, 4/1/2047	66,227	67,945
Pool # Q47884, 4.00%, 5/1/2047	65,495	68,630
Pool # G08767, 4.00%, 6/1/2047	21,207	22,222
Pool # V83480, 3.50%, 10/1/2047	44,610	46,271
Pool # Q51779, 4.00%, 10/1/2047	191,978	201,167
Pool # G61681, 3.00%, 12/1/2047	24,317	24,812
Pool # Q52866, 3.00%, 12/1/2047	60,606	62,483
Pool # G08793, 4.00%, 12/1/2047	126,426	132,477
Pool # G08796, 3.50%, 1/1/2048	48,908	50,729
Pool # Q53751, 3.50%, 1/1/2048	508,580	527,523
Pool # G08799, 3.00%, 2/1/2048	413,845	422,278
Pool # G08800, 3.50%, 2/1/2048	212,710	220,633
Pool # G08812, 3.00%, 4/1/2048	110,388	112,268
Pool # G08823, 3.50%, 7/1/2048	530,321	545,808
Pool # Q57420, 4.50%, 7/1/2048	104,079	109,892
Pool # G08835, 3.50%, 9/1/2048	39,178	40,322
Pool # Q58632, 3.50%, 9/1/2048	34,728	35,822
Pool # G08836, 4.00%, 9/1/2048	227,674	236,798
Pool # G08837, 4.50%, 9/1/2048	21,943	23,142
Pool # G08842, 4.00%, 10/1/2048	509,095	529,496
Pool # G61737, 3.50%, 11/1/2048	549,993	575,654
Pool # Q59812, 4.00%, 11/1/2048	946	982
Pool # V84897, 4.00%, 11/1/2048	214,628	223,562
Pool # Q62573, 3.50%, 12/1/2048	383,009	394,194

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G08853, 4.50%, 12/1/2048	84,085	88,678
Pool # Q62234, 4.50%, 12/1/2048	328,495	350,658
Pool # G67718, 4.00%, 1/1/2049	33,834	35,796
Pool # G08862, 4.00%, 2/1/2049	150,298	156,143
Pool # G08875, 3.00%, 3/1/2049	115,975	117,950
Pool # G08872, 4.00%, 4/1/2049	69,345	72,034
Pool # G08874, 5.00%, 4/1/2049	49,184	52,618
Pool # Q63756, 3.00%, 5/1/2049	230,898	236,979
Pool # G08876, 3.50%, 5/1/2049	21,324	21,895
Pool # Q63474, 4.00%, 5/1/2049	74,462	77,581
Pool # Q63595, 4.00%, 5/1/2049	160,574	167,300
Pool # G08887, 3.00%, 6/1/2049	188,388	191,132
Pool # G08882, 4.00%, 6/1/2049	142,455	147,979
FHLMC UMBS, 15 Year
Pool # ZS8368, 4.50%, 3/1/2024	168,552	174,274
Pool # ZK2080, 4.00%, 1/1/2025	137,857	143,988
Pool # ZA2587, 4.00%, 9/1/2025	29,274	30,610
Pool # ZK2723, 3.50%, 11/1/2025	52,548	54,558
Pool # ZS8460, 3.00%, 4/1/2027	48,361	49,606
Pool # SB0031, 3.50%, 10/1/2027	96,752	100,282
Pool # SB0071, 2.50%, 5/1/2030	73,795	74,676
FHLMC UMBS, 20 Year
Pool # ZS9058, 5.00%, 11/1/2031	49,223	53,112
Pool # ZJ9491, 3.50%, 12/1/2032	34,434	36,069
Pool # RB5001, 3.50%, 7/1/2039	85,886	89,149
Pool # RB5026, 2.50%, 11/1/2039	150,363	150,674
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	49,986	56,411

Investments	Principal Amount($)	Value($)
Pool # ZS2546, 5.00%, 2/1/2039	40,744	45,099
Pool # ZI9396, 5.50%, 11/1/2039	75,049	84,181
Pool # ZJ0449, 4.00%, 9/1/2040	55,045	58,864
Pool # ZL3548, 3.50%, 8/1/2042	236,326	248,743
Pool # ZA6807, 4.50%, 8/1/2042	118,647	128,481
Pool # ZL8869, 3.50%, 12/1/2044	60,391	63,283
Pool # ZS4596, 3.50%, 12/1/2044	27,342	28,607
Pool # ZL9010, 3.50%, 1/1/2045	28,995	30,384
Pool # ZS9809, 4.50%, 9/1/2045	54,892	59,105
Pool # ZA4628, 4.00%, 3/1/2046	93,744	100,268
Pool # SD0073, 4.50%, 6/1/2046	164,699	178,010
Pool # ZM1621, 4.50%, 9/1/2046	216,977	240,499
Pool # ZM1819, 4.00%, 10/1/2046	57,626	60,477
Pool # ZA4816, 4.00%, 2/1/2047	71,992	76,418
Pool # ZT0132, 4.00%, 5/1/2047	119,932	126,273
Pool # ZS4750, 3.00%, 1/1/2048	95,197	97,081
Pool # ZS4777, 3.50%, 7/1/2048	29,750	30,601
Pool # ZA5677, 4.00%, 9/1/2048	128,672	134,138
Pool # ZT1597, 3.00%, 12/1/2048	89,520	90,992
Pool # QA0443, 4.00%, 2/1/2049	178,416	187,743
Pool # ZA6286, 4.00%, 2/1/2049	747,192	783,872
Pool # ZT1864, 4.00%, 4/1/2049	23,420	24,314
Pool # ZT1951, 3.50%, 5/1/2049	57,150	58,643
Pool # ZT1952, 4.00%, 5/1/2049	355,900	369,476
Pool # ZT2086, 3.50%, 6/1/2049	92,468	94,884
Pool # ZT2087, 4.00%, 6/1/2049	138,085	143,353

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # SD0040, 3.00%, 7/1/2049	159,784	162,081
Pool # SD7502, 3.50%, 7/1/2049	413,074	429,904
Pool # SD7501, 4.00%, 7/1/2049	224,124	238,446
Pool # QA1997, 3.00%, 8/1/2049	73,582	74,640
Pool # SD8005, 3.50%, 8/1/2049	361,726	371,365
Pool # SD8016, 3.00%, 10/1/2049	87,262	88,517
Pool # SD8023, 2.50%, 11/1/2049	26,925	26,659
FNMA UMBS, 15 Year
Pool # AC3256, 4.50%, 9/1/2024	59,664	61,929
Pool # AC7007, 4.50%, 1/1/2025	80,425	83,655
Pool # AL9580, 4.00%, 3/1/2025	51,688	53,897
Pool # 932724, 4.00%, 4/1/2025	20,942	21,845
Pool # AE0971, 4.00%, 5/1/2025	104,542	109,009
Pool # AH4450, 3.00%, 1/1/2026	53,438	54,802
Pool # AK4047, 3.00%, 2/1/2027	49,582	50,861
Pool # AL4586, 4.00%, 2/1/2027	121,476	126,712
Pool # AB5095, 3.00%, 5/1/2027	42,622	43,777
Pool # AO4400, 2.50%, 7/1/2027	149,645	151,431
Pool # AB6811, 2.50%, 10/1/2027	34,502	34,914
Pool # AQ9442, 2.00%, 12/1/2027	62,921	62,739
Pool # AR4180, 2.50%, 2/1/2028	28,591	28,932
Pool # AL3802, 3.00%, 2/1/2028	192,431	197,393
Pool # AP6059, 2.00%, 6/1/2028	26,992	26,899
Pool # BM5381, 3.00%, 6/1/2028	202,015	207,224
Pool # AS0761, 3.00%, 10/1/2028	76,546	78,664
Pool # AU6961, 3.00%, 10/1/2028	140,118	143,994
Pool # AL6132, 4.50%, 3/1/2029	56,170	58,414

Investments	Principal Amount($)	Value($)
Pool # FM1105, 2.50%, 6/1/2029	120,306	121,742
Pool # AS3345, 2.00%, 7/1/2029	22,197	22,120
Pool # MA2061, 3.00%, 10/1/2029	150,500	154,644
Pool # AL7205, 3.50%, 12/1/2029	289,386	301,357
Pool # BM4202, 3.50%, 12/1/2029	177,468	184,810
Pool # FM1465, 3.00%, 5/1/2030	342,344	352,377
Pool # 890666, 2.00%, 6/1/2030	70,974	70,727
Pool # MA2684, 3.00%, 7/1/2031	257,730	264,753
Pool # AL9418, 3.50%, 8/1/2031	98,448	103,029
Pool # BD5647, 2.00%, 11/1/2031	33,663	33,391
Pool # 890776, 3.50%, 11/1/2031	75,396	78,343
Pool # BM5490, 3.50%, 11/1/2031	51,641	53,660
Pool # BM4993, 3.50%, 3/1/2032	122,305	126,875
Pool # BM4741, 3.00%, 4/1/2032	37,106	38,133
Pool # BE8694, 3.50%, 7/1/2032	88,258	92,471
Pool # CA0775, 2.50%, 11/1/2032	65,065	65,826
Pool # MA3188, 3.00%, 11/1/2032	66,032	67,951
Pool # BH7081, 2.50%, 12/1/2032	119,808	121,146
Pool # FM1161, 2.50%, 1/1/2033	96,135	97,367
Pool # MA3353, 4.00%, 4/1/2033	65,622	68,502
Pool # MA3547, 3.00%, 12/1/2033	29,201	29,937
Pool # BD9105, 4.00%, 1/1/2034	135,396	142,555
Pool # BM5306, 4.00%, 1/1/2034	19,275	20,326
Pool # MA3764, 2.50%, 9/1/2034	38,822	39,167
FNMA UMBS, 20 Year
Pool # AL4165, 4.50%, 1/1/2031	25,137	26,850
Pool # MA0885, 3.50%, 10/1/2031	74,399	77,838

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AL6159, 4.50%, 1/1/2032	110,694	118,238
Pool # MA1058, 3.00%, 5/1/2032	29,967	30,878
Pool # AL5145, 4.00%, 10/1/2033	108,754	115,672
Pool # AS0901, 4.00%, 11/1/2033	29,842	31,740
Pool # MA2079, 4.00%, 11/1/2034	35,592	37,633
Pool # MA2287, 3.00%, 6/1/2035	94,826	97,618
Pool # AL6970, 3.50%, 7/1/2035	68,939	71,944
Pool # MA2508, 4.00%, 1/1/2036	128,595	136,537
Pool # FM1133, 4.00%, 6/1/2036	77,617	82,066
Pool # MA3215, 3.50%, 12/1/2037	24,110	25,089
Pool # MA3519, 4.00%, 11/1/2038	57,722	60,327
Pool # MA3660, 3.50%, 5/1/2039	33,918	35,199
Pool # MA3702, 3.00%, 6/1/2039	18,412	18,826
Pool # MA3683, 3.50%, 6/1/2039	129,313	134,204
Pool # FM1295, 3.50%, 8/1/2039	78,740	81,560
Pool # MA3800, 3.00%, 10/1/2039	124,872	127,687
FNMA UMBS, 30 Year
Pool # AA1005, 5.00%, 12/1/2033	24,206	26,665
Pool # 725232, 5.00%, 3/1/2034	21,336	23,504
Pool # 790003, 6.00%, 8/1/2034	24,090	27,628
Pool # 735503, 6.00%, 4/1/2035	73,466	84,095
Pool # 904601, 6.00%, 11/1/2036	69,525	80,312
Pool # AB0284, 6.00%, 2/1/2037	84,863	97,872
Pool # BH7907, 6.50%, 12/1/2037	30,360	35,639
Pool # AU7519, 3.50%, 9/1/2038	71,137	74,761
Pool # BC1637, 5.00%, 6/1/2039	91,091	100,815
Pool # AC4886, 5.00%, 11/1/2039	54,973	60,797

Investments	Principal Amount($)	Value($)
Pool # 190399, 5.50%, 11/1/2039	175,628	197,131
Pool # AD0700, 5.50%, 1/1/2040	97,140	108,965
Pool # AS4787, 3.00%, 4/1/2040	393,332	403,311
Pool # AB1143, 4.50%, 6/1/2040	165,046	180,243
Pool # AD5479, 5.00%, 6/1/2040	64,678	71,521
Pool # AB1259, 5.00%, 7/1/2040	81,779	90,432
Pool # AB1292, 5.00%, 8/1/2040	44,822	49,564
Pool # AB1421, 5.00%, 9/1/2040	75,922	84,307
Pool # AE4142, 5.00%, 9/1/2040	59,689	66,005
Pool # MA0622, 3.50%, 1/1/2041	72,046	75,831
Pool # AH2312, 5.00%, 1/1/2041	129,943	143,692
Pool # BM3090, 3.50%, 2/1/2041	406,702	424,020
Pool # AB2676, 3.50%, 4/1/2041	186,743	196,725
Pool # AL0241, 4.00%, 4/1/2041	124,817	133,487
Pool # AW8154, 3.50%, 1/1/2042	46,140	48,606
Pool # AK2386, 3.50%, 2/1/2042	83,215	87,663
Pool # AK7028, 4.00%, 4/1/2042	158,574	169,285
Pool # AO4134, 3.50%, 6/1/2042	27,407	28,847
Pool # AO8694, 4.50%, 7/1/2042	39,241	41,729
Pool # AO9798, 3.50%, 8/1/2042	24,939	26,249
Pool # AB6632, 3.50%, 10/1/2042	320,386	337,218
Pool # AB7580, 3.00%, 1/1/2043	349,219	359,957
Pool # AQ1104, 3.00%, 1/1/2043	62,885	64,818
Pool # AR4239, 3.00%, 2/1/2043	74,021	76,162
Pool # AR2315, 3.50%, 2/1/2043	116,552	121,146
Pool # AR6770, 4.00%, 3/1/2043	31,608	33,769

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AT8912, 3.00%, 7/1/2043	95,474	98,235
Pool # AU1629, 3.00%, 7/1/2043	191,432	196,969
Pool # BM3785, 3.50%, 7/1/2043	241,426	254,110
Pool # BM4481, 3.50%, 7/1/2043	89,307	94,221
Pool # AU3735, 3.00%, 8/1/2043	270,275	278,093
Pool # BM3704, 3.00%, 9/1/2043	81,350	83,703
Pool # AT2612, 3.50%, 9/1/2043	189,025	198,654
Pool # AU4256, 3.50%, 9/1/2043	60,840	63,939
Pool # AU4283, 3.50%, 9/1/2043	39,909	42,004
Pool # BM4635, 2.50%, 10/1/2043	314,482	314,118
Pool # AS1121, 4.00%, 11/1/2043	113,851	121,173
Pool # AL7696, 3.00%, 12/1/2043	127,387	131,071
Pool # AV0664, 4.50%, 12/1/2043	72,130	77,960
Pool # AS1557, 4.00%, 1/1/2044	114,647	122,020
Pool # BM5365, 4.00%, 3/1/2044	173,467	185,515
Pool # FM1744, 3.50%, 5/1/2044	56,154	59,478
Pool # AS2700, 4.00%, 6/1/2044	105,656	113,007
Pool # AS2947, 4.00%, 7/1/2044	106,153	112,865
Pool # AL6272, 4.50%, 7/1/2044	79,981	86,445
Pool # AL9072, 5.00%, 7/1/2044	159,490	176,343
Pool # AS3133, 3.50%, 8/1/2044	49,811	52,466
Pool # AL9569, 5.00%, 8/1/2044	364,038	402,507
Pool # AX0152, 4.50%, 9/1/2044	49,778	53,140
Pool # BM4620, 3.00%, 10/1/2044	201,883	208,090
Pool # AX3072, 3.50%, 10/1/2044	84,671	88,724
Pool # AX2491, 4.00%, 10/1/2044	22,083	23,403

Investments	Principal Amount($)	Value($)
Pool # AS3710, 4.00%, 11/1/2044	70,935	75,420
Pool # AS3992, 3.00%, 12/1/2044	23,645	24,320
Pool # AS4012, 3.50%, 12/1/2044	138,891	145,827
Pool # FM1746, 3.50%, 1/1/2045	188,962	199,358
Pool # BM5171, 4.00%, 1/1/2045	118,723	126,850
Pool # AS4402, 3.50%, 2/1/2045	134,327	141,817
Pool # AX7699, 3.50%, 2/1/2045	24,798	25,946
Pool # AY3671, 3.50%, 2/1/2045	113,098	120,271
Pool # FM0015, 4.00%, 2/1/2045	194,801	209,708
Pool # MA2193, 4.50%, 2/1/2045	50,028	53,869
Pool # BM3398, 3.50%, 4/1/2045	27,892	29,313
Pool # AZ1803, 4.50%, 7/1/2045	149,484	160,239
Pool # AS5570, 3.50%, 8/1/2045	135,623	141,399
Pool # AS5806, 3.00%, 9/1/2045	358,466	367,561
Pool # AS5778, 3.50%, 9/1/2045	49,695	51,811
Pool # AZ2947, 4.00%, 9/1/2045	55,214	58,300
Pool # AS5851, 4.50%, 9/1/2045	45,143	48,391
Pool # AY8859, 4.00%, 10/1/2045	544,530	574,960
Pool # AS6196, 3.50%, 11/1/2045	67,002	69,855
Pool # FM1708, 3.00%, 12/1/2045	74,209	76,491
Pool # MA2512, 4.00%, 1/1/2046	49,129	51,875
Pool # AS6654, 3.50%, 2/1/2046	47,529	49,553
Pool # AS6613, 4.00%, 2/1/2046	112,210	118,480
Pool # AL9128, 4.50%, 2/1/2046	51,760	56,102
Pool # AS6795, 4.00%, 3/1/2046	64,652	68,032
Pool # BC2042, 4.00%, 3/1/2046	69,730	73,375

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM1782, 4.00%, 3/1/2046	29,627	31,501
Pool # FM1224, 3.50%, 4/1/2046	53,068	55,245
Pool # BC1863, 2.50%, 5/1/2046	154,757	154,230
Pool # AS7182, 4.00%, 5/1/2046	169,880	180,322
Pool # AL8936, 4.50%, 5/1/2046	39,591	42,631
Pool # AS7198, 4.50%, 5/1/2046	286,017	307,322
Pool # AS7376, 3.00%, 6/1/2046	595,473	609,482
Pool # AS7386, 3.50%, 6/1/2046	43,980	45,785
Pool # BM5587, 4.00%, 6/1/2046	120,766	128,533
Pool # BE5039, 3.50%, 7/1/2046	62,261	65,375
Pool # AL9385, 3.00%, 11/1/2046	109,450	112,236
Pool # MA2806, 3.00%, 11/1/2046	478,816	490,081
Pool # BM4990, 2.50%, 1/1/2047	23,802	23,774
Pool # 890856, 3.50%, 1/1/2047	270,026	283,529
Pool # AS8695, 4.00%, 1/1/2047	79,554	85,304
Pool # BM4031, 3.50%, 2/1/2047	169,030	177,640
Pool # AS8823, 4.00%, 2/1/2047	184,485	194,130
Pool # BM5955, 4.00%, 2/1/2047	92,176	98,003
Pool # MA2920, 3.00%, 3/1/2047	20,118	20,592
Pool # AS8966, 4.00%, 3/1/2047	188,119	197,011
Pool # AS9313, 4.00%, 3/1/2047	48,664	51,619
Pool # AS9480, 4.50%, 4/1/2047	95,595	103,455
Pool # BM5220, 3.50%, 5/1/2047	83,702	87,136
Pool # AS9946, 3.50%, 7/1/2047	124,709	130,454
Pool # BM1568, 3.50%, 7/1/2047	123,651	131,504
Pool # AS9988, 4.50%, 7/1/2047	89,316	94,718

Investments	Principal Amount($)	Value($)
Pool # BH7375, 3.50%, 8/1/2047	210,980	218,713
Pool # CA0110, 3.50%, 8/1/2047	55,179	57,202
Pool # CA0553, 4.00%, 8/1/2047	274,708	287,692
Pool # CA0850, 3.00%, 9/1/2047	139,036	141,793
Pool # BH9394, 3.50%, 10/1/2047	260,393	269,105
Pool # BH9392, 3.50%, 11/1/2047	72,584	75,013
Pool # MA3210, 3.50%, 12/1/2047	457,187	473,943
Pool # BJ5376, 4.50%, 12/1/2047	119,987	127,563
Pool # CA4015, 3.00%, 1/1/2048	28,770	29,340
Pool # MA3237, 3.00%, 1/1/2048	819,725	835,978
Pool # BM3475, 4.00%, 1/1/2048	61,842	66,633
Pool # FM1022, 3.00%, 2/1/2048	73,375	75,101
Pool # BJ4993, 3.50%, 2/1/2048	26,157	27,447
Pool # BJ5910, 3.50%, 2/1/2048	291,525	309,110
Pool # MA3276, 3.50%, 2/1/2048	220,595	228,680
Pool # CA1194, 4.00%, 2/1/2048	270,632	289,928
Pool # MA3305, 3.50%, 3/1/2048	24,478	25,178
Pool # BM3990, 4.00%, 3/1/2048	60,398	63,253
Pool # CA2687, 3.00%, 5/1/2048	45,511	46,760
Pool # BM4054, 4.00%, 5/1/2048	218,551	231,090
Pool # MA3425, 3.00%, 6/1/2048	117,332	119,258
Pool # BM4757, 3.50%, 7/1/2048	112,984	117,619
Pool # MA3414, 3.50%, 7/1/2048	63,470	65,283
Pool # MA3415, 4.00%, 7/1/2048	120,291	124,895
Pool # FM1247, 4.00%, 9/1/2048	79,576	83,337
Pool # MA3472, 5.00%, 9/1/2048	48,663	51,992

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA3495, 4.00%, 10/1/2048	201,163	209,100
Pool # BM4678, 4.00%, 11/1/2048	457,339	481,956
Pool # MA3521, 4.00%, 11/1/2048	399,220	414,971
Pool # FM1248, 4.50%, 11/1/2048	94,712	100,440
Pool # FM1148, 3.50%, 12/1/2048	168,179	172,983
Pool # MA3536, 4.00%, 12/1/2048	269,599	279,918
Pool # MA3577, 3.00%, 1/1/2049	67,769	68,881
Pool # BK9581, 3.50%, 1/1/2049	139,481	146,208
Pool # MA3603, 3.00%, 2/1/2049	34,848	35,420
Pool # MA3592, 4.00%, 2/1/2049	16,729	17,369
Pool # MA3593, 4.50%, 2/1/2049	336,534	353,867
Pool # BN4380, 3.00%, 3/1/2049	55,723	56,524
Pool # MA3614, 3.50%, 3/1/2049	30,895	31,719
Pool # MA3637, 3.50%, 4/1/2049	134,082	137,655
Pool # MA3638, 4.00%, 4/1/2049	112,879	117,254
Pool # BN5418, 4.50%, 4/1/2049	57,855	62,018
Pool # MA3639, 4.50%, 4/1/2049	24,751	26,046
Pool # MA3664, 4.00%, 5/1/2049	60,283	62,620
Pool # MA3665, 4.50%, 5/1/2049	75,356	79,300
Pool # CA3528, 5.00%, 5/1/2049	53,269	57,376
Pool # MA3686, 3.50%, 6/1/2049	735,996	755,608
Pool # MA3687, 4.00%, 6/1/2049	632,103	656,602
Pool # FM1389, 4.50%, 6/1/2049	117,033	123,061
Pool # MA3688, 4.50%, 6/1/2049	22,124	23,282
Pool # FM1198, 3.00%, 7/1/2049	98,346	100,282
Pool # BO1169, 3.50%, 7/1/2049	238,442	244,796

Investments	Principal Amount($)	Value($)
Pool # CA4358, 3.50%, 7/1/2049	84,817	87,077
Pool # MA3692, 3.50%, 7/1/2049	190,355	195,427
Pool # BO1766, 4.50%, 7/1/2049	276,795	291,284
Pool # MA3746, 4.00%, 8/1/2049	79,428	82,507
Pool # MA3747, 4.50%, 8/1/2049	45,807	48,205
Pool # BO4012, 3.00%, 9/1/2049	169,434	173,693
Pool # MA3774, 3.00%, 9/1/2049	1,502,382	1,523,978
Pool # MA3818, 5.00%, 10/1/2049	59,003	63,121
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	33,981	36,270
Pool # 711674, 3.00%, 9/15/2042	66,752	69,274
Pool # 784660, 4.00%, 4/15/2043	13,040	13,861
Pool # AL2280, 3.00%, 3/15/2045	56,146	58,010
Pool # AL9314, 3.00%, 3/15/2045	126,567	130,767
Pool # 784664, 4.00%, 4/15/2045	56,245	59,787
Pool # AO0544, 3.00%, 8/15/2045	60,947	62,970
Pool # 627030, 3.00%, 12/15/2045	29,388	30,364
Pool # 784429, 3.00%, 8/15/2046	187,519	194,464
Pool # 784393, 4.50%, 11/15/2047	92,861	101,678
Pool # BE0135, 4.50%, 1/15/2048	213,555	227,299
Pool # BE6231, 3.50%, 2/15/2048	89,013	92,429
Pool # BF1292, 4.00%, 3/15/2048	77,805	81,719
Pool # AF8266, 3.50%, 10/15/2048	99,070	105,352
GNMA II, 15 Year
Pool # MA4625, 3.50%, 8/20/2032	65,517	68,040
GNMA II, 30 Year
Pool # 3330, 4.50%, 12/20/2032	164	173
Pool # 711773, 3.50%, 6/20/2033	78,265	83,568

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 3459, 5.50%, 10/20/2033	94,872	105,533
Pool # AQ5932, 3.50%, 1/20/2036	45,506	47,527
Pool # 4222, 6.00%, 8/20/2038	22,790	26,340
Pool # 709148, 4.50%, 2/20/2039	58,768	63,078
Pool # 4446, 4.50%, 5/20/2039	6,624	7,110
Pool # 4467, 4.00%, 6/20/2039	30,358	32,297
Pool # 4468, 4.50%, 6/20/2039	6,230	6,687
Pool # 4494, 4.00%, 7/20/2039	34,086	36,263
Pool # 4495, 4.50%, 7/20/2039	26,322	28,252
Pool # 4519, 4.50%, 8/20/2039	9,930	10,658
Pool # 4558, 4.50%, 10/20/2039	8,069	8,661
Pool # 4576, 4.00%, 11/20/2039	14,625	15,559
Pool # 4598, 4.50%, 12/20/2039	16,027	17,202
Pool # 4617, 4.50%, 1/20/2040	8,902	9,555
Pool # 4636, 4.50%, 2/20/2040	12,312	13,215
Pool # 4656, 4.00%, 3/20/2040	24,489	26,186
Pool # 4677, 4.00%, 4/20/2040	61,659	65,932
Pool # 4678, 4.50%, 4/20/2040	3,066	3,295
Pool # 4695, 4.00%, 5/20/2040	7,695	8,228
Pool # 4696, 4.50%, 5/20/2040	3,184	3,421
Pool # 4712, 4.00%, 6/20/2040	11,660	12,468
Pool # 4800, 4.00%, 9/20/2040	12,990	13,891
Pool # 4945, 4.00%, 2/20/2041	26,023	27,826
Pool # 4976, 3.50%, 3/20/2041	27,434	28,988
Pool # 4977, 4.00%, 3/20/2041	46,905	50,159
Pool # 5016, 4.00%, 4/20/2041	18,009	19,258

Investments	Principal Amount($)	Value($)
Pool # 5054, 4.00%, 5/20/2041	28,173	30,128
Pool # 5114, 4.00%, 7/20/2041	3,850	4,117
Pool # 779497, 3.50%, 10/20/2041	26,317	27,807
Pool # 5233, 4.00%, 11/20/2041	4,503	4,815
Pool # 5258, 3.50%, 12/20/2041	273,431	288,914
Pool # 5259, 4.00%, 12/20/2041	17,157	18,348
Pool # 5279, 3.50%, 1/20/2042	51,440	54,353
Pool # 5330, 3.00%, 3/20/2042	33,303	34,470
Pool # MA0220, 3.50%, 7/20/2042	22,128	23,338
Pool # 796468, 4.00%, 9/20/2042	50,979	54,400
Pool # MA0534, 3.50%, 11/20/2042	153,004	161,372
Pool # AA6040, 3.00%, 1/20/2043	123,802	128,139
Pool # AD1584, 3.00%, 1/20/2043	367,608	380,488
Pool # AA6054, 3.00%, 2/20/2043	348,678	360,895
Pool # MA0783, 3.50%, 2/20/2043	98,781	104,184
Pool # 783755, 3.00%, 4/20/2043	301,924	313,323
Pool # 783976, 3.50%, 4/20/2043	49,662	52,379
Pool # MA1012, 3.50%, 5/20/2043	47,003	49,469
Pool # MA1157, 3.50%, 7/20/2043	49,203	51,784
Pool # AE7804, 3.00%, 8/20/2043	26,191	27,180
Pool # AG2675, 4.00%, 10/20/2043	65,687	69,934
Pool # MA1376, 4.00%, 10/20/2043	273,285	290,955
Pool # MA1679, 4.50%, 2/20/2044	67,900	73,221
Pool # MA1995, 3.50%, 6/20/2044	211,004	221,517
Pool # AI4705, 3.50%, 9/20/2044	39,157	41,108
Pool # MA2223, 3.50%, 9/20/2044	165,994	174,264

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AI4926, 3.50%, 11/20/2044	20,969	22,014
Pool # MA2444, 3.00%, 12/20/2044	45,880	47,504
Pool # 784026, 3.50%, 12/20/2044	269,376	285,265
Pool # AK7035, 3.50%, 2/20/2045	31,640	33,216
Pool # MA2677, 3.00%, 3/20/2045	65,949	68,210
Pool # MA2678, 3.50%, 3/20/2045	427,013	446,635
Pool # MA2754, 3.50%, 4/20/2045	20,651	21,600
Pool # 626942, 3.00%, 5/20/2045	489,787	506,578
Pool # MA2825, 3.00%, 5/20/2045	257,786	266,623
Pool # MA2829, 5.00%, 5/20/2045	59,934	65,290
Pool # AM9881, 3.00%, 6/20/2045	27,586	28,532
Pool # MA2891, 3.00%, 6/20/2045	23,318	24,117
Pool # AN2972, 4.00%, 9/20/2045	146,365	154,685
Pool # 784623, 3.50%, 10/20/2045	129,010	135,779
Pool # AO8403, 3.50%, 10/20/2045	68,237	71,372
Pool # MA3247, 5.00%, 11/20/2045	57,764	62,926
Pool # AO9442, 3.50%, 12/20/2045	37,981	39,777
Pool # AQ6659, 3.50%, 12/20/2045	344,619	360,455
Pool # 784119, 3.00%, 2/20/2046	466,923	482,930
Pool # MA3456, 4.50%, 2/20/2046	29,517	31,790
Pool # MA3458, 5.50%, 2/20/2046	77,912	86,684
Pool # AS2837, 3.50%, 3/20/2046	377,627	393,594
Pool # MA3523, 4.50%, 3/20/2046	29,233	31,524
Pool # MA3596, 3.00%, 4/20/2046	979,768	1,011,413
Pool # MA3597, 3.50%, 4/20/2046	359,040	374,220
Pool # MA3662, 3.00%, 5/20/2046	303,200	312,993

Investments	Principal Amount($)	Value($)
Pool # AS4942, 4.00%, 5/20/2046	34,706	36,401
Pool # MA3735, 3.00%, 6/20/2046	969,871	1,001,197
Pool # AS5902, 3.50%, 6/20/2046	97,898	102,430
Pool # AT7138, 3.50%, 6/20/2046	54,515	56,820
Pool # MA3736, 3.50%, 6/20/2046	292,156	304,508
Pool # MA3935, 2.50%, 9/20/2046	239,439	242,123
Pool # 784768, 3.00%, 9/20/2046	171,820	177,369
Pool # AW0605, 4.50%, 9/20/2046	50,881	55,318
Pool # MA4002, 2.50%, 10/20/2046	130,357	131,819
Pool # AV8383, 3.00%, 10/20/2046	61,372	63,355
Pool # MA4072, 5.00%, 11/20/2046	61,092	66,927
Pool # MA4125, 2.50%, 12/20/2046	782,237	791,009
Pool # MA4126, 3.00%, 12/20/2046	73,767	76,149
Pool # MA4127, 3.50%, 12/20/2046	82,311	85,791
Pool # MA4260, 2.50%, 2/20/2047	151,498	153,197
Pool # 675725, 3.50%, 6/20/2047	16,446	16,810
Pool # 784801, 3.50%, 6/20/2047	194,934	205,161
Pool # BB7391, 4.00%, 8/20/2047	173,554	184,487
Pool # MA4838, 4.00%, 11/20/2047	240,725	251,878
Pool # BD5420, 3.50%, 12/20/2047	136,382	145,314
Pool # BD6940, 3.50%, 12/20/2047	982	1,021
Pool # MA4900, 3.50%, 12/20/2047	379,118	393,855
Pool # MA4962, 3.50%, 1/20/2048	197,359	205,030
Pool # 784678, 4.00%, 1/20/2048	33,096	34,837
Pool # 784446, 3.00%, 2/20/2048	220,442	227,208
Pool # 784474, 3.50%, 2/20/2048	274,427	288,840

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA5019, 3.50%, 2/20/2048	440,617	457,744
Pool # MA5077, 3.50%, 3/20/2048	234,597	242,793
Pool # MA5078, 4.00%, 3/20/2048	353,315	369,685
Pool # MA5138, 4.50%, 4/20/2048	75,060	79,005
Pool # MA5191, 3.50%, 5/20/2048	99,103	102,566
Pool # MA5194, 5.00%, 5/20/2048	47,608	50,576
Pool # MA5264, 4.00%, 6/20/2048	135,849	141,410
Pool # MA5265, 4.50%, 6/20/2048	51,821	54,345
Pool # MA5329, 3.50%, 7/20/2048	35,879	37,132
Pool # MA5331, 4.50%, 7/20/2048	125,511	131,624
Pool # MA5468, 5.00%, 9/20/2048	35,344	37,288
Pool # MA5528, 4.00%, 10/20/2048	84,525	87,985
Pool # MA5594, 3.50%, 11/20/2048	36,910	38,200
Pool # MA5595, 4.00%, 11/20/2048	207,378	215,866
Pool # MA5650, 3.50%, 12/20/2048	57,190	59,188
Pool # MA5651, 4.00%, 12/20/2048	144,150	150,050
Pool # MA5652, 4.50%, 12/20/2048	53,720	56,337
Pool # BK1663, 5.00%, 12/20/2048	30,500	32,796
Pool # MA5709, 3.50%, 1/20/2049	363,263	377,383
Pool # MA5711, 4.50%, 1/20/2049	62,959	66,025
Pool # BJ9901, 3.00%, 2/20/2049	61,062	62,875
Pool # MA5762, 3.50%, 2/20/2049	529,657	548,162
Pool # MA5763, 4.00%, 2/20/2049	75,534	78,626
Pool # MA5815, 3.00%, 3/20/2049	180,410	185,682
Pool # MA5816, 3.50%, 3/20/2049	459,603	475,660
Pool # MA5876, 4.00%, 4/20/2049	57,442	59,776

Investments	Principal Amount($)	Value($)
Pool # MA5930, 3.50%, 5/20/2049	74,297	77,007
Pool # MA5931, 4.00%, 5/20/2049	87,731	91,296
Pool # MA5985, 3.50%, 6/20/2049	74,684	77,408
Pool # MA5986, 4.00%, 6/20/2049	34,367	35,763
Pool # MA5987, 4.50%, 6/20/2049	70,314	73,908
Pool # MA5988, 5.00%, 6/20/2049	116,347	122,746
Pool # BM5450, 4.50%, 7/20/2049	219,912	235,190
Pool # MA6089, 3.00%, 8/20/2049	97,257	100,014
Pool # MA6090, 3.50%, 8/20/2049	130,033	134,776
Pool # MA6093, 5.00%, 8/20/2049	59,166	62,421
Pool # BP8717, 3.50%, 9/20/2049	300,457	317,914
Pool # MA6154, 3.50%, 9/20/2049	24,887	25,794
Pool # MA6217, 2.50%, 10/20/2049	174,592	175,943
Pool # MA6219, 3.50%, 10/20/2049	76,834	79,637
Pool # MA6283, 3.00%, 11/20/2049	650,000	668,424

TOTAL MORTGAGE-BACKED SECURITIES (Cost $75,778,085)		76,849,707

CORPORATE BONDS — 25.6%
Aerospace & Defense — 0.7%
Boeing Co. (The)
1.65%, 10/30/2020	101,000	100,623
2.35%, 10/30/2021	59,000	59,321
2.80%, 3/1/2023	26,000	26,559
1.88%, 6/15/2023	117,000	116,016
2.80%, 3/1/2024	100,000	102,272
2.60%, 10/30/2025	47,000	47,619
3.25%, 3/1/2028	100,000	104,970
3.45%, 11/1/2028	50,000	53,362
3.20%, 3/1/2029	50,000	52,588
2.95%, 2/1/2030	60,000	61,826
3.25%, 2/1/2035	83,000	86,493
3.55%, 3/1/2038	105,000	111,318
3.50%, 3/1/2039	182,000	190,474
6.88%, 3/15/2039	30,000	44,303

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
5.88%, 2/15/2040	40,000	53,983
3.38%, 6/15/2046	52,000	52,378
3.65%, 3/1/2047	40,000	41,949
3.83%, 3/1/2059	123,000	131,170
Hexcel Corp. 3.95%, 2/15/2027	170,000	177,758
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	79,000	82,531
Spirit AeroSystems, Inc.
3.95%, 6/15/2023	33,000	34,184
3.85%, 6/15/2026	125,000	129,041
4.60%, 6/15/2028	71,000	77,015

		1,937,753

Auto Components — 0.1%
Lear Corp.
5.25%, 1/15/2025	190,000	195,467
3.80%, 9/15/2027	25,000	25,544
4.25%, 5/15/2029	75,000	77,313

		298,324

Banks — 2.7%
Bancolombia SA (Colombia) 5.95%, 6/3/2021	512,000	535,959
Bank of Nova Scotia (The) (Canada) 1.88%, 4/26/2021	55,000	54,974
BankUnited, Inc. 4.88%, 11/17/2025	109,000	119,247
Canadian Imperial Bank of Commerce (Canada)
2.70%, 2/2/2021	50,000	50,433
2.55%, 6/16/2022	123,000	124,770
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (a)	28,000	28,235
3.50%, 9/13/2023	454,000	477,606
3.10%, 4/2/2024	240,000	247,320
Capital One NA 2.65%, 8/8/2022	30,000	30,353
Comerica, Inc.
3.70%, 7/31/2023	275,000	289,237
4.00%, 2/1/2029	50,000	54,928
Discover Bank
4.20%, 8/8/2023	250,000	265,951
4.25%, 3/13/2026	40,000	43,283
3.45%, 7/27/2026	90,000	93,342
4.65%, 9/13/2028	190,000	213,311
Huntington Bancshares, Inc.
2.30%, 1/14/2022	136,000	136,575
2.63%, 8/6/2024	55,000	55,596
4.00%, 5/15/2025	170,000	182,920
Huntington National Bank (The) 3.25%, 5/14/2021	50,000	50,826
Kreditanstalt fuer Wiederaufbau (Germany) 2.75%, 10/1/2020	41,000	41,341

Investments	Principal Amount($)	Value($)
2.63%, 4/12/2021	145,000	146,750
1.50%, 6/15/2021	40,000	39,870
1.75%, 9/15/2021	30,000	30,022
2.50%, 2/15/2022	25,000	25,439
2.13%, 3/7/2022	125,000	126,225
2.63%, 2/28/2024	36,000	37,354
2.50%, 11/20/2024	60,000	62,246
2.00%, 5/2/2025	183,000	185,570
2.88%, 4/3/2028	118,000	127,728
1.75%, 9/14/2029	30,000	29,720
0.00%, 6/29/2037	323,000	220,200
Landesbank Baden-Wuerttemberg (Germany) 7.63%, 2/1/2023	25,000	29,105
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	31,000	32,681
2.00%, 1/13/2025	25,000	25,319
2.38%, 6/10/2025	75,000	77,412
Lloyds Bank plc (United Kingdom) 6.38%, 1/21/2021	225,000	236,164
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	727,000	764,846
4.55%, 8/16/2028	240,000	267,097
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (a)	40,000	41,214
Oesterreichische Kontrollbank AG (Austria)
2.38%, 10/1/2021	25,000	25,273
2.88%, 3/13/2023	80,000	82,890
RBC USA Holdco Corp. 5.25%, 9/15/2020	25,000	25,615
Royal Bank of Canada (Canada)
2.10%, 10/14/2020	27,000	27,043
2.15%, 10/26/2020	25,000	25,060
2.50%, 1/19/2021	70,000	70,423
2.75%, 2/1/2022	337,000	342,981
2.80%, 4/29/2022	100,000	101,941
3.70%, 10/5/2023	274,000	289,114
2.55%, 7/16/2024	290,000	293,743
SunTrust Bank
2.80%, 5/17/2022	75,000	76,205
2.45%, 8/1/2022	127,000	127,912
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (a)	121,000	123,603
3.00%, 2/2/2023	101,000	103,518
3.20%, 4/1/2024	50,000	52,027
(ICE LIBOR USD 3 Month + 0.74%), 3.69%, 8/2/2024 (a)	30,000	31,422
SunTrust Banks, Inc. 2.70%, 1/27/2022	25,000	25,283

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
SVB Financial Group
5.38%, 9/15/2020	100,000	102,408
3.50%, 1/29/2025	135,000	140,735
Synovus Financial Corp. 3.13%, 11/1/2022	90,000	91,105

		7,759,470

Beverages — 0.1%
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	124,000	140,890
Diageo Investment Corp. (United Kingdom) 4.25%, 5/11/2042	147,000	173,937

		314,827

Biotechnology — 0.1%
Biogen, Inc. 4.05%, 9/15/2025	75,000	81,408
Genentech, Inc. 5.25%, 7/15/2035	61,000	79,547

		160,955

Building Products — 0.0% (b)
Allegion plc 3.50%, 10/1/2029	32,000	32,809
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,309

		58,118

Capital Markets — 2.9%
Affiliated Managers Group, Inc.
4.25%, 2/15/2024	53,000	56,556
3.50%, 8/1/2025	100,000	104,573
Ameriprise Financial, Inc.
3.00%, 3/22/2022	105,000	107,250
4.00%, 10/15/2023	141,000	150,166
3.70%, 10/15/2024	55,000	58,590
2.88%, 9/15/2026	217,000	222,709
Apollo Investment Corp. 5.25%, 3/3/2025	75,000	77,298
BGC Partners, Inc. 5.38%, 7/24/2023	90,000	96,024
BlackRock, Inc.
4.25%, 5/24/2021	89,000	92,011
3.38%, 6/1/2022	500,000	518,603
3.50%, 3/18/2024	120,000	127,692
3.20%, 3/15/2027	568,000	603,698
3.25%, 4/30/2029	80,000	86,069
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	53,000	56,824
4.85%, 3/29/2029	70,000	79,963
4.70%, 9/20/2047	625,000	710,041
Cboe Global Markets, Inc. 3.65%, 1/12/2027	114,000	122,764
CME Group, Inc.
3.00%, 9/15/2022	25,000	25,706
3.75%, 6/15/2028	190,000	210,832
5.30%, 9/15/2043	187,000	254,221
4.15%, 6/15/2048	126,000	150,736

Investments	Principal Amount($)	Value($)
E*TRADE Financial Corp.
2.95%, 8/24/2022	179,000	181,392
4.50%, 6/20/2028	45,000	48,706
Eaton Vance Corp. 3.63%, 6/15/2023	111,000	116,153
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	103,501
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	156,000	157,184
2.35%, 9/15/2022	250,000	252,005
3.45%, 9/21/2023	67,000	70,239
4.00%, 10/15/2023	125,000	133,434
3.10%, 9/15/2027	75,000	78,514
3.75%, 9/21/2028	190,000	207,774
4.25%, 9/21/2048	216,000	255,951
Janus Capital Group, Inc. (United Kingdom) 4.88%, 8/1/2025	55,000	59,923
Lazard Group LLC
3.75%, 2/13/2025	333,000	349,565
3.63%, 3/1/2027	265,000	274,148
4.50%, 9/19/2028	140,000	154,062
4.38%, 3/11/2029	155,000	169,493
Nasdaq, Inc.
4.25%, 6/1/2024	186,000	200,434
3.85%, 6/30/2026	179,000	191,504
S&P Global, Inc.
4.00%, 6/15/2025	25,000	27,137
2.95%, 1/22/2027	300,000	309,672
4.50%, 5/15/2048	360,000	441,511
Stifel Financial Corp.
3.50%, 12/1/2020	75,000	75,808
4.25%, 7/18/2024	56,000	59,371
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	203,000	207,169
3.75%, 4/1/2024	144,000	152,743
3.63%, 4/1/2025	50,000	53,235
3.30%, 4/1/2027	55,000	57,669
2.75%, 10/1/2029	29,000	29,238

		8,329,861

Chemicals — 0.8%
Ecolab, Inc.
4.35%, 12/8/2021	50,000	52,311
2.38%, 8/10/2022	50,000	50,438
3.25%, 1/14/2023	53,000	54,748
2.70%, 11/1/2026	35,000	35,946
3.25%, 12/1/2027	105,000	111,430
5.50%, 12/8/2041	60,000	80,034
3.95%, 12/1/2047	367,000	418,904
LYB International Finance BV
4.00%, 7/15/2023	125,000	132,201
5.25%, 7/15/2043	48,000	55,594
4.88%, 3/15/2044	150,000	167,310

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
LYB International Finance III LLC 4.20%, 10/15/2049	350,000	359,523
LyondellBasell Industries NV
6.00%, 11/15/2021	200,000	212,510
4.63%, 2/26/2055	300,000	313,694
NewMarket Corp. 4.10%, 12/15/2022	117,000	122,049

		2,166,692

Communications Equipment — 0.2%
Motorola Solutions, Inc.
3.75%, 5/15/2022	67,000	69,385
3.50%, 3/1/2023	213,000	219,491
4.00%, 9/1/2024	120,000	126,829
4.60%, 2/23/2028	40,000	43,308
4.60%, 5/23/2029	100,000	109,305
5.50%, 9/1/2044	119,000	130,094

		698,412

Consumer Finance — 2.0%
Ally Financial, Inc.
4.63%, 3/30/2025	30,000	32,377
8.00%, 11/1/2031	655,000	896,929
American Express Co.
3.38%, 5/17/2021	40,000	40,751
2.50%, 8/1/2022	40,000	40,423
2.65%, 12/2/2022	82,000	83,340
3.40%, 2/27/2023	40,000	41,532
3.70%, 8/3/2023	102,000	107,196
3.00%, 10/30/2024	28,000	28,871
3.13%, 5/20/2026	40,000	41,739
4.05%, 12/3/2042	495,000	581,319
American Express Credit Corp.
2.25%, 5/5/2021	50,000	50,215
2.70%, 3/3/2022	95,000	96,472
3.30%, 5/3/2027	300,000	321,042
Capital One Financial Corp.
2.40%, 10/30/2020	385,000	386,363
4.75%, 7/15/2021	30,000	31,247
3.05%, 3/9/2022	50,000	50,979
3.20%, 1/30/2023	322,000	330,863
3.50%, 6/15/2023	98,000	101,687
3.90%, 1/29/2024	50,000	52,751
3.75%, 4/24/2024	58,000	60,973
3.30%, 10/30/2024	125,000	129,421
3.80%, 1/31/2028	280,000	298,549
Discover Financial Services
5.20%, 4/27/2022	100,000	106,743
3.85%, 11/21/2022	425,000	444,301
3.95%, 11/6/2024	82,000	87,123
3.75%, 3/4/2025	104,000	109,690
4.50%, 1/30/2026	20,000	21,846
4.10%, 2/9/2027	90,000	96,701

Investments	Principal Amount($)	Value($)
Synchrony Financial
3.75%, 8/15/2021	610,000	622,913
2.85%, 7/25/2022	147,000	148,329
4.38%, 3/19/2024	60,000	63,613
4.25%, 8/15/2024	50,000	52,715
4.50%, 7/23/2025	25,000	26,806
3.95%, 12/1/2027	30,000	31,339
5.15%, 3/19/2029	230,000	259,652

		5,876,810

Containers & Packaging — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	107,000	121,807
Sonoco Products Co. 5.75%, 11/1/2040	100,000	125,039

		246,846

Diversified Financial Services — 0.1%
Private Export Funding Corp. Series BB, 4.30%, 12/15/2021	27,000	28,315
Synchrony Bank 3.00%, 6/15/2022	250,000	253,403

		281,718

Diversified Telecommunication Services — 0.8%
Bell Canada, Inc. (Canada)
4.46%, 4/1/2048	184,000	215,855
4.30%, 7/29/2049	60,000	68,794
TELUS Corp. (Canada)
2.80%, 2/16/2027	50,000	50,516
4.60%, 11/16/2048	159,000	188,692
4.30%, 6/15/2049	105,000	119,020
Verizon Communications, Inc.
2.95%, 3/15/2022	25,000	25,552
3.13%, 3/16/2022	25,000	25,650
2.45%, 11/1/2022	218,000	220,659
3.50%, 11/1/2024	202,000	213,965
3.38%, 2/15/2025	25,000	26,381
2.63%, 8/15/2026	85,000	86,540
4.33%, 9/21/2028	50,000	56,683
3.88%, 2/8/2029	50,000	55,255
4.02%, 12/3/2029	163,000	181,878
7.75%, 12/1/2030	80,000	113,869
4.50%, 8/10/2033	70,000	81,829
4.40%, 11/1/2034	91,000	105,548
4.27%, 1/15/2036	180,000	205,032
6.40%, 2/15/2038	40,000	54,314
4.81%, 3/15/2039	50,000	60,770
5.01%, 4/15/2049	37,000	47,523
4.67%, 3/15/2055	26,000	32,442

		2,236,767

Electric Utilities — 1.2%
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	85,000	95,171
Appalachian Power Co. 7.00%, 4/1/2038	100,000	143,472

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Avangrid, Inc.
3.15%, 12/1/2024	65,000	67,052
3.80%, 6/1/2029	125,000	133,778
DTE Electric Co. 4.30%, 7/1/2044	74,000	87,780
Enel Americas SA (Chile) 4.00%, 10/25/2026	112,000	115,351
Enel Chile SA (Chile) 4.88%, 6/12/2028	134,000	147,034
Gulf Power Co. Series A, 3.30%, 5/30/2027	369,000	389,339
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	35,000	44,237
Iberdrola International BV (Spain)
5.81%, 3/15/2025	30,000	34,462
6.75%, 7/15/2036	105,000	147,040
Indiana Michigan Power Co.
6.05%, 3/15/2037	60,000	80,400
Series K, 4.55%, 3/15/2046	90,000	107,357
NextEra Energy Capital Holdings, Inc.
Series H, 3.34%, 9/1/2020	25,000	25,222
4.50%, 6/1/2021	39,000	40,139
3.20%, 2/25/2022	35,000	35,786
2.90%, 4/1/2022	124,000	126,248
3.30%, 8/15/2022	53,000	54,562
2.80%, 1/15/2023	117,000	119,315
3.25%, 4/1/2026	247,000	257,576
3.55%, 5/1/2027	156,000	166,369
3.50%, 4/1/2029	90,000	95,336
2.75%, 11/1/2029	92,000	91,608
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028	80,000	87,124
3.30%, 3/15/2030	40,000	41,832
4.15%, 4/1/2047	27,000	30,259
Public Service Electric & Gas Co.
2.38%, 5/15/2023	147,000	148,804
5.50%, 3/1/2040	40,000	53,297
3.65%, 9/1/2042	68,000	73,607
3.80%, 1/1/2043	91,000	100,572
Southwestern Electric Power Co.
6.20%, 3/15/2040	100,000	134,165
Series J, 3.90%, 4/1/2045	65,000	68,405

		3,342,699

Electrical Equipment — 0.1%
Legrand France SA (France) 8.50%, 2/15/2025	91,000	117,299
Rockwell Automation, Inc.
3.50%, 3/1/2029	25,000	27,091
4.20%, 3/1/2049	150,000	178,302

		322,692

Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	25,000	25,676
3.55%, 10/1/2027	96,000	98,945

Investments	Principal Amount($)	Value($)
FLIR Systems, Inc. 3.13%, 6/15/2021	60,000	60,439

		185,060

Energy Equipment & Services — 0.0% (b)
Helmerich & Payne, Inc.
4.65%, 3/15/2025 (c)	30,000	32,461
4.65%, 3/15/2025	30,000	32,460

		64,921

Entertainment — 0.7%
Activision Blizzard, Inc. 3.40%, 9/15/2026	200,000	209,590
Electronic Arts, Inc. 4.80%, 3/1/2026	190,000	214,990
TWDC Enterprises 18 Corp.
7.00%, 3/1/2032	25,000	36,481
3.70%, 12/1/2042	50,000	55,736
3.00%, 7/30/2046	690,000	692,724
TWDC Enterprises Corp. 1.85%, 7/30/2026	70,000	69,170
Walt Disney Co. (The)
4.50%, 2/15/2021	235,000	242,054
3.00%, 9/15/2022	51,000	52,542
1.75%, 8/30/2024	30,000	29,637
2.00%, 9/1/2029	25,000	24,310
5.40%, 10/1/2043	25,000	34,669
2.75%, 9/1/2049	254,000	244,334

		1,906,237

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
2.75%, 1/15/2027	51,000	50,812
3.80%, 8/15/2029	125,000	133,573
3.70%, 10/15/2049	88,000	87,511

		271,896

Food & Staples Retailing — 0.5%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	60,000	78,844
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	140,000	173,336
Sysco Corp.
2.60%, 10/1/2020	33,000	33,160
2.60%, 6/12/2022	118,000	119,601
3.55%, 3/15/2025	30,000	32,025
3.75%, 10/1/2025	120,000	128,912
3.30%, 7/15/2026	290,000	305,158
3.25%, 7/15/2027	274,000	287,533
5.38%, 9/21/2035	75,000	93,990
4.85%, 10/1/2045	125,000	151,030

		1,403,589

Food Products — 0.1%
Bestfoods Series E, 7.25%, 12/15/2026	29,000	38,184

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Flowers Foods, Inc.
4.38%, 4/1/2022	36,000	37,430
3.50%, 10/1/2026	114,000	117,424

		193,038

Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC
3.55%, 11/1/2023	48,000	49,780
3.60%, 12/15/2024	90,000	94,511
4.60%, 12/15/2044	63,000	69,490
National Fuel Gas Co.
4.90%, 12/1/2021	93,000	96,861
3.75%, 3/1/2023	165,000	170,507
5.20%, 7/15/2025	50,000	54,702

		535,851

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.
1.70%, 8/15/2021	54,000	53,677
2.60%, 8/15/2026	143,000	144,143
3.50%, 8/15/2046	75,000	74,268
Danaher Corp.
3.35%, 9/15/2025	50,000	52,749
4.38%, 9/15/2045	49,000	57,988
DH Europe Finance II SARL 2.05%, 11/15/2022	70,000	69,994
Edwards Lifesciences Corp. 4.30%, 6/15/2028	105,000	118,165
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	69,000	99,442
5.00%, 3/15/2042	325,000	393,870
Stryker Corp.
2.63%, 3/15/2021	70,000	70,403
3.38%, 5/15/2024	73,000	76,376
3.38%, 11/1/2025	318,000	335,899
3.50%, 3/15/2026	71,000	75,616
3.65%, 3/7/2028	550,000	592,279
4.10%, 4/1/2043	82,000	90,633
4.38%, 5/15/2044	50,000	57,756
4.63%, 3/15/2046	53,000	64,320

		2,427,578

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc.
5.75%, 7/1/2022	74,000	79,930
3.70%, 12/1/2029	50,000	49,623
Darden Restaurants, Inc.
3.85%, 5/1/2027	121,000	127,050
4.55%, 2/15/2048	29,000	30,198
Starbucks Corp.
2.10%, 2/4/2021	200,000	200,393
2.70%, 6/15/2022	374,000	381,227
3.10%, 3/1/2023	98,000	101,205
3.85%, 10/1/2023	41,000	43,495
4.00%, 11/15/2028	55,000	61,144
3.55%, 8/15/2029	337,000	364,219

Investments	Principal Amount($)	Value($)
4.30%, 6/15/2045	175,000	193,986
3.75%, 12/1/2047	50,000	51,878
4.50%, 11/15/2048	20,000	23,206

		1,707,554

Household Durables — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	75,000	79,933
NVR, Inc. 3.95%, 9/15/2022	125,000	130,412

		210,345

Household Products — 0.1%
Church & Dwight Co., Inc.
2.45%, 8/1/2022	109,000	109,817
3.15%, 8/1/2027	49,000	50,892
3.95%, 8/1/2047	86,000	94,273

		254,982

Independent Power and Renewable Electricity Producers — 0.2%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	105,000	109,791
PSEG Power LLC
3.00%, 6/15/2021	50,000	50,556
3.85%, 6/1/2023	25,000	26,228
8.63%, 4/15/2031	211,000	296,328

		482,903

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.
3.75%, 11/15/2022	114,000	117,643
3.50%, 12/1/2024	20,000	20,782
3.75%, 12/1/2027	50,000	52,575
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 2/21/2021	481,000	484,665
4.25%, 6/15/2023	132,000	140,831
3.75%, 8/21/2028	20,000	21,284
5.75%, 6/15/2043	60,000	77,092
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	30,000	34,256

		949,128

Insurance — 0.1%
Loews Corp.
2.63%, 5/15/2023	109,000	111,062
3.75%, 4/1/2026	125,000	134,362
6.00%, 2/1/2035	30,000	39,671
4.13%, 5/15/2043	61,000	67,981

		353,076

Interactive Media & Services — 0.2%
Alphabet, Inc.
3.63%, 5/19/2021	95,000	97,484
3.38%, 2/25/2024	110,000	116,695
2.00%, 8/15/2026	450,000	449,196

		663,375

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc.
2.75%, 3/15/2023	139,000	141,764
3.65%, 3/15/2025	64,000	68,178
3.60%, 6/1/2026	59,000	63,166
3.55%, 3/15/2028	51,000	54,616

		327,724

IT Services — 0.4%
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	160,000	166,800
Fiserv, Inc. 3.50%, 7/1/2029	50,000	52,294
Mastercard, Inc.
2.00%, 11/21/2021	100,000	100,310
3.38%, 4/1/2024	60,000	63,618
2.95%, 11/21/2026	40,000	41,946
3.50%, 2/26/2028	110,000	120,116
2.95%, 6/1/2029	25,000	26,272
3.80%, 11/21/2046	219,000	249,084
3.95%, 2/26/2048	121,000	142,039
3.65%, 6/1/2049	66,000	74,098
Western Union Co. (The)
4.25%, 6/9/2023	41,000	43,200
6.20%, 11/17/2036	72,000	81,238

		1,161,015

Leisure Products — 0.1%
Hasbro, Inc.
3.15%, 5/15/2021	50,000	50,473
3.50%, 9/15/2027	80,000	79,141
6.35%, 3/15/2040	89,000	103,003
5.10%, 5/15/2044	25,000	25,164

		257,781

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.20%, 10/1/2022	118,000	120,766
3.88%, 7/15/2023	170,000	178,453
3.05%, 9/22/2026	40,000	40,647
2.75%, 9/15/2029	25,000	24,981
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	75,000	76,806

		441,653

Machinery — 0.1%
IDEX Corp.
4.50%, 12/15/2020	85,000	86,543
4.20%, 12/15/2021	50,000	51,419
Oshkosh Corp. 4.60%, 5/15/2028	31,000	33,392

		171,354

Metals & Mining — 2.1%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	26,000	33,518

Investments	Principal Amount($)	Value($)
Barrick North America Finance LLC (Canada)
5.70%, 5/30/2041	25,000	31,454
5.75%, 5/1/2043	505,000	651,973
Barrick PD Australia Finance Pty. Ltd. (Canada) 5.95%, 10/15/2039	25,000	32,024
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024	40,000	44,321
4.50%, 7/15/2027	200,000	209,850
Newmont Goldcorp Corp.
3.63%, 6/9/2021	27,000	27,521
3.50%, 3/15/2022	56,000	57,601
3.70%, 3/15/2023	745,000	775,052
2.80%, 10/1/2029	114,000	112,747
5.88%, 4/1/2035	30,000	39,075
6.25%, 10/1/2039	25,000	33,465
4.88%, 3/15/2042	50,000	58,688
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	70,000	97,376
6.13%, 12/15/2033	90,000	121,870
5.75%, 6/1/2035	25,000	32,151
Rio Tinto Finance USA Ltd. (Australia)
3.75%, 6/15/2025	50,000	53,640
5.20%, 11/2/2040	50,000	65,043
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	90,000	111,037
4.13%, 8/21/2042	755,000	874,507
Southern Copper Corp. (Peru)
3.50%, 11/8/2022	25,000	25,825
3.88%, 4/23/2025	25,000	26,172
7.50%, 7/27/2035	100,000	134,386
5.25%, 11/8/2042	254,000	284,997
5.88%, 4/23/2045	490,000	596,722
Vale Overseas Ltd. (Brazil)
4.38%, 1/11/2022	39,000	40,837
6.25%, 8/10/2026	550,000	637,260
8.25%, 1/17/2034	20,000	27,458
6.88%, 11/10/2039	35,000	44,482
Vale SA (Brazil) 5.63%, 9/11/2042	685,000	784,291

		6,065,343

Multiline Retail — 0.2%
Dollar General Corp.
3.25%, 4/15/2023	206,000	212,648
4.15%, 11/1/2025	117,000	127,415
3.88%, 4/15/2027	40,000	42,976
4.13%, 5/1/2028	60,000	65,980

		449,019

Multi-Utilities — 0.3%
Ameren Corp. 3.65%, 2/15/2026	20,000	20,992

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	200,000	202,420
Series D, 2.85%, 8/15/2026	55,000	55,783
4.25%, 6/1/2028	25,000	27,745
Series F, 5.25%, 8/1/2033	25,000	30,182
Series B, 5.95%, 6/15/2035	50,000	63,483
Series A, 4.60%, 3/15/2049	50,000	58,679
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	126,000	125,723
2.65%, 11/15/2022	130,000	131,814
2.88%, 6/15/2024	57,000	58,233

		775,054

Oil, Gas & Consumable Fuels — 3.4%
Boardwalk Pipelines LP
3.38%, 2/1/2023	285,000	289,370
4.95%, 12/15/2024	46,000	49,524
5.95%, 6/1/2026	66,000	74,023
4.45%, 7/15/2027	25,000	25,615
4.80%, 5/3/2029	40,000	42,262
Burlington Resources LLC 5.95%, 10/15/2036	153,000	206,054
Cimarex Energy Co.
4.38%, 6/1/2024	110,000	115,187
3.90%, 5/15/2027	230,000	234,331
Conoco Funding Co. 7.25%, 10/15/2031	15,000	21,170
ConocoPhillips Co.
2.40%, 12/15/2022	429,000	433,144
4.30%, 11/15/2044	409,000	477,518
ConocoPhillips Holding Co. 6.95%, 4/15/2029	207,000	280,238
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	55,000	60,695
4.13%, 1/16/2025	80,000	83,532
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	96,000	123,710
Equinor ASA (Norway)
3.70%, 3/1/2024	40,000	42,688
3.63%, 9/10/2028	40,000	44,093
HollyFrontier Corp. 5.88%, 4/1/2026	180,000	201,339
Magellan Midstream Partners LP
4.25%, 2/1/2021	175,000	179,233
5.00%, 3/1/2026	425,000	478,281
5.15%, 10/15/2043	30,000	34,844
4.20%, 10/3/2047	50,000	52,051
3.95%, 3/1/2050	110,000	111,277
Nexen, Inc. (China)
7.88%, 3/15/2032	60,000	87,918
5.88%, 3/10/2035	29,000	37,550
7.50%, 7/30/2039	40,000	63,324
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	30,000	31,302
4.50%, 1/23/2026	25,000	24,503
6.88%, 8/4/2026	100,000	108,267

Investments	Principal Amount($)	Value($)
6.50%, 3/13/2027	40,000	41,851
6.50%, 1/23/2029	120,000	123,490
6.63%, 6/15/2038	163,000	159,675
6.35%, 2/12/2048	100,000	94,311
7.69%, 1/23/2050 (c)	131,000	140,666
Phillips 66
4.30%, 4/1/2022	380,000	399,685
3.90%, 3/15/2028	411,000	446,846
4.65%, 11/15/2034	355,000	416,998
5.88%, 5/1/2042	80,000	107,700
4.88%, 11/15/2044	190,000	231,099
Suncor Energy, Inc. (Canada)
7.15%, 2/1/2032	55,000	75,873
6.85%, 6/1/2039	53,000	74,894
4.00%, 11/15/2047	1,104,000	1,182,143
Valero Energy Corp.
3.65%, 3/15/2025	239,000	251,272
3.40%, 9/15/2026	294,000	304,730
4.35%, 6/1/2028	174,000	190,282
4.00%, 4/1/2029	50,000	53,643
7.50%, 4/15/2032	116,000	158,584
6.63%, 6/15/2037	175,000	231,266
4.90%, 3/15/2045	157,000	178,248
Valero Energy Partners LP
4.38%, 12/15/2026	96,000	104,906
4.50%, 3/15/2028	45,000	49,433
Western Midstream Operating LP
5.38%, 6/1/2021	301,000	309,826
4.00%, 7/1/2022	104,000	105,701
3.95%, 6/1/2025	40,000	39,293
4.50%, 3/1/2028	40,000	38,212
4.75%, 8/15/2028	70,000	67,611
5.45%, 4/1/2044	100,000	84,517
5.30%, 3/1/2048	80,000	66,981
5.50%, 8/15/2048	47,000	40,019

		9,782,798

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024	50,000	49,977
3.15%, 3/15/2027	60,000	63,621
6.00%, 5/15/2037	130,000	178,976
4.38%, 6/15/2045	51,000	61,353
4.15%, 3/15/2047	125,000	148,033

		501,960

Pharmaceuticals — 0.9%
Johnson & Johnson
2.25%, 3/3/2022	111,000	112,079
2.63%, 1/15/2025	50,000	51,412
2.45%, 3/1/2026	29,000	29,553
2.90%, 1/15/2028	60,000	63,022
6.95%, 9/1/2029	50,000	69,916
4.38%, 12/5/2033	60,000	72,167
3.55%, 3/1/2036	50,000	55,082

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.63%, 3/3/2037	51,000	56,897
5.95%, 8/15/2037	25,000	35,584
3.40%, 1/15/2038	107,000	115,789
4.50%, 9/1/2040	40,000	49,028
4.50%, 12/5/2043	25,000	31,192
3.70%, 3/1/2046	480,000	546,424
3.75%, 3/3/2047	56,000	64,210
3.50%, 1/15/2048	93,000	102,745
Zoetis, Inc.
3.25%, 8/20/2021	259,000	263,646
3.25%, 2/1/2023	176,000	181,135
4.50%, 11/13/2025	45,000	49,750
3.00%, 9/12/2027	180,000	184,759
3.90%, 8/20/2028	233,000	254,511
3.95%, 9/12/2047	86,000	94,638
4.45%, 8/20/2048	80,000	94,703

		2,578,242

Professional Services — 0.5%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	50,000	53,280
3.35%, 5/15/2026	50,000	51,777
5.85%, 4/15/2040	172,000	208,346
5.65%, 11/23/2043	558,000	669,537
Verisk Analytics, Inc.
5.80%, 5/1/2021	235,000	246,389
4.13%, 9/12/2022	25,000	26,243
4.13%, 3/15/2029	130,000	141,958
5.50%, 6/15/2045	35,000	43,002

		1,440,532

Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc.
3.38%, 3/15/2023	58,000	59,647
3.45%, 6/15/2027	100,000	103,509
Micron Technology, Inc.
4.64%, 2/6/2024	200,000	214,666
4.98%, 2/6/2026	125,000	137,502
5.33%, 2/6/2029	25,000	27,975
4.66%, 2/15/2030	40,000	42,605
Texas Instruments, Inc.
2.75%, 3/12/2021	119,000	120,286
2.25%, 5/1/2023	65,000	65,776
2.63%, 5/15/2024	40,000	41,141
2.90%, 11/3/2027	230,000	241,448
3.88%, 3/15/2039	113,000	129,003
4.15%, 5/15/2048	253,000	305,571

		1,489,129

Software — 0.1%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	96,000	103,662
Citrix Systems, Inc. 4.50%, 12/1/2027	116,000	125,863

		229,525

Investments	Principal Amount($)	Value($)
Specialty Retail — 0.2%
Best Buy Co., Inc.
5.50%, 3/15/2021	104,000	107,375
4.45%, 10/1/2028	122,000	132,815
TJX Cos., Inc. (The)
2.75%, 6/15/2021	85,000	85,986
2.50%, 5/15/2023	144,000	146,276
2.25%, 9/15/2026	240,000	240,216

		712,668

Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
4.75%, 6/1/2023	318,000	334,679
4.88%, 3/1/2024	185,000	195,998
4.75%, 1/1/2025	40,000	42,228
5.75%, 12/1/2034	25,000	25,780

		598,685

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.25%, 5/1/2023	72,000	73,043
2.38%, 11/1/2026	45,000	45,995
3.63%, 5/1/2043	179,000	195,783
3.88%, 11/1/2045	80,000	92,573
3.38%, 11/1/2046	196,000	208,931

		616,325

TOTAL CORPORATE BONDS (Cost $70,982,808)		73,240,284

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	21,399
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	31,487
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	66,803
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	61,302
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	21,666
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	104,920
BBCMS Mortgage Trust
Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	45,322
BENCHMARK Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051(d)	50,000	54,091
Series 2018-B2, Class B, 4.34%, 2/15/2051‡(d)	20,000	21,993

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2018-B6, Class A2, 4.20%, 10/10/2051	50,000	53,313
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	45,209
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	76,140
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	50,000	53,639
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	20,969
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (d)	30,000	31,881
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	31,958
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,112
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	18,011	18,558
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡(d)	30,000	31,383
Series 2014-GC25, Class AAB, 3.37%, 10/10/2047	28,566	29,358
Series 2015-GC29, Class C, 4.27%, 4/10/2048 ‡(d)	40,000	41,816
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	100,000	102,840
Series 2016-P4, Class A2, 2.45%, 7/10/2049	41,000	41,081
Series 2016-P5, Class A2, 2.40%, 10/10/2049	50,000	50,082
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.37%, 7/10/2045 (d)	50,000	53,188
Series 2012-CR3, Class ASB, 2.37%, 10/15/2045	22,441	22,504
Series 2012-CR4, Class ASB, 2.44%, 10/15/2045	11,995	12,041
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	24,447	24,800
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	24,848	25,222
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,527
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	58,604	60,371
Series 2013-CR12, Class C, 5.25%, 10/10/2046 ‡(d)	10,000	10,319
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (d)	40,000	42,442

Investments	Principal Amount($)	Value($)
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	45,000	47,012
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (d)	30,000	32,046
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	32,132
Series 2015-LC23, Class A2, 3.22%, 10/10/2048	26,000	26,151
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	32,042
Series 2015-C4, Class A2, 3.16%, 11/15/2048	60,000	60,214
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	28,954
Series 2019-C15, Class A4, 4.05%, 3/15/2052	30,000	33,296
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	22,895
DBJPM Mortgage Trust
Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	21,144
FHLMC, Multifamily Structured Pass-Through Certificates
Series K019, Class A2, 2.27%, 3/25/2022	19,981	20,087
Series K023, Class A1, 1.58%, 4/25/2022	18,165	18,025
Series K027, Class A2, 2.64%, 1/25/2023	267,000	272,223
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,345
Series K029, Class A2, 3.32%, 2/25/2023	150,000	156,005
Series K036, Class A2, 3.53%, 10/25/2023 (d)	162,000	170,714
Series K725, Class AM, 3.10%, 2/25/2024 (d)	50,000	51,869
Series K728, Class A2, 3.06%, 8/25/2024 (d)	50,000	51,941
Series K040, Class A2, 3.24%, 9/25/2024	70,000	73,670
Series K048, Class A1, 2.69%, 12/25/2024	40,246	40,920
Series K731, Class A2, 3.60%, 2/25/2025 (d)	50,000	53,178
Series K051, Class A2, 3.31%, 9/25/2025	40,000	42,544
Series K735, Class A2, 2.86%, 5/25/2026	50,000	51,964
Series K057, Class A2, 2.57%, 7/25/2026	63,000	64,623

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series K063, Class A1, 3.05%, 8/25/2026	46,747	48,473
Series K084, Class A2, 3.78%, 10/25/2028 (d)	140,000	155,187
Series K085, Class A2, 4.06%, 10/25/2028 (d)	120,000	135,723
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	79,169
Series K156, Class A3, 3.70%, 6/25/2033 (d)	91,000	101,918
FNMA ACES
Series 2012-M1, Class A2, 2.73%, 10/25/2021	39,312	39,568
Series 2014-M1, Class A2, 3.32%, 7/25/2023 (d)	47,037	48,763
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	42,607	44,782
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	39,502	41,497
Series 2017-M10, Class AV2, 2.65%, 7/25/2024 (d)	50,000	51,053
Series 2016-M6, Class A1, 2.14%, 5/25/2026	47,436	47,485
Series 2016-M11, Class A1, 2.08%, 7/25/2026	51,918	51,864
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (d)	76,000	77,328
Series 2017-M12, Class A1, 2.75%, 6/25/2027	33,635	34,370
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (d)	40,000	43,349
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	85,000	92,914
Series 2018-M13, Class A1, 3.82%, 3/25/2030 (d)	34,735	38,051
GS Mortgage Securities Corp. II
Series 2013-GC10, Class AAB, 2.56%, 2/10/2046	12,697	12,796
GS Mortgage Securities Trust
Series 2011-GC5, Class A4, 3.71%, 8/10/2044	60,000	61,247
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	79,317	80,531
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	23,847	24,685
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	40,000	41,427
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	26,256
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	60,000	61,821

Investments	Principal Amount($)	Value($)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,711	7,837
Series 2013-C16, Class ASB, 3.67%, 12/15/2046	19,168	19,733
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	19,879	20,199
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A3, 3.67%, 4/15/2047	40,000	41,360
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡(d)	40,000	41,921
Series 2015-C31, Class A3, 3.80%, 8/15/2048	40,000	42,967
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (d)	20,000	21,105
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡(d)	20,000	21,020
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	20,000	20,447
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	30,829
Series 2014-C14, Class A3, 3.67%, 2/15/2047	34,491	34,876
Series 2014-C17, Class A3, 3.53%, 8/15/2047	29,000	29,577
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	41,629
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	50,000	51,772
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	42,544
Series 2016-C32, Class A4, 3.72%, 12/15/2049	25,000	26,943
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 3/15/2045	38,000	38,782
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡(d)	50,000	52,181
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	55,810
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3, 3.40%, 5/10/2045	27,603	28,239
Series 2017-C1, Class A2, 2.98%, 6/15/2050	30,000	30,389
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	41,897
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (d)	50,000	53,677

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	41,141
Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,593
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/2045	78,549	80,041
Series 2015-C27, Class A4, 3.19%, 2/15/2048	44,678	46,237
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	21,166
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	127,813
Series 2018-C45, Class A3, 3.92%, 6/15/2051	45,000	49,368
Series 2019-C53, Class A4, 3.04%, 10/15/2052	60,000	62,187
Series 2015-NXS3, Class A2, 2.85%, 9/15/2057	70,000	70,140
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4, 3.67%, 11/15/2044	30,000	30,572
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	61,708
Series 2012-C10, Class A3, 2.88%, 12/15/2045	40,000	40,716
Series 2014-C20, Class A3, 3.64%, 5/15/2047	21	21
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	7,006	7,080
Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	42,090
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	26,577

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,745,026)		5,820,171

FOREIGN GOVERNMENT SECURITIES — 1.7%
Canada Government Bond (Canada)
2.63%, 1/25/2022	150,000	153,007
2.00%, 11/15/2022	25,000	25,242
Export Development Canada (Canada)
2.00%, 11/30/2020	30,000	30,065
2.00%, 5/17/2022	25,000	25,192
2.63%, 2/21/2024	55,000	57,013
Export-Import Bank of Korea (South Korea) 2.63%, 12/30/2020	200,000	201,157

Investments	Principal Amount($)	Value($)
Italy Government Bond (Italy)
6.88%, 9/27/2023	60,000	68,993
5.38%, 6/15/2033	120,000	140,937
Japan Bank for International Cooperation (Japan)
1.50%, 7/21/2021	202,000	200,805
2.88%, 7/21/2027	218,000	229,431
Province of Alberta (Canada)
2.95%, 1/23/2024	50,000	52,170
3.30%, 3/15/2028	25,000	27,349
Province of British Columbia Canada (Canada)
2.65%, 9/22/2021	123,000	124,976
2.25%, 6/2/2026	49,000	49,973
Province of Manitoba (Canada) 2.05%, 11/30/2020	65,000	65,146
Province of Ontario (Canada)
2.55%, 2/12/2021	20,000	20,170
2.55%, 4/25/2022	45,000	45,799
3.40%, 10/17/2023	95,000	100,565
3.05%, 1/29/2024	55,000	57,612
2.50%, 4/27/2026	30,000	30,937
2.30%, 6/15/2026	30,000	30,595
2.00%, 10/2/2029	25,000	24,845
Province of Quebec (Canada)
2.75%, 8/25/2021	110,000	111,825
2.38%, 1/31/2022	25,000	25,316
2.50%, 4/20/2026	55,000	56,753
Republic of Chile (Chile) 3.25%, 9/14/2021	102,000	103,950
Republic of Colombia (Colombia)
8.13%, 5/21/2024	115,000	140,885
4.50%, 3/15/2029	90,000	98,871
10.38%, 1/28/2033	76,000	121,750
Republic of Hungary (Hungary)
6.38%, 3/29/2021	40,000	42,305
5.75%, 11/22/2023	50,000	56,381
5.38%, 3/25/2024	26,000	29,293
Republic of Korea (South Korea) 5.63%, 11/3/2025	100,000	119,181
Republic of Panama (Panama)
7.13%, 1/29/2026	100,000	125,192
8.88%, 9/30/2027	25,000	35,714
6.70%, 1/26/2036	40,000	56,275
Republic of Peru (Peru)
7.35%, 7/21/2025	80,000	101,049
4.13%, 8/25/2027	25,000	28,027
6.55%, 3/14/2037	25,000	36,400
Republic of Philippines (Philippines)
4.00%, 1/15/2021	100,000	102,262
9.50%, 10/21/2024	90,000	120,612
10.63%, 3/16/2025	48,000	67,924
9.50%, 2/2/2030	47,000	74,968
Republic of Poland (Poland)
5.13%, 4/21/2021	95,000	99,093
3.25%, 4/6/2026	55,000	58,463

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	136,000	151,870
4.50%, 8/14/2024	29,000	31,205
Svensk Exportkredit AB (Sweden) 1.63%, 9/12/2021	200,000	199,575
Tunisia Government Bond (Tunisia) 1.42%, 8/5/2021	205,000	203,291
United Mexican States (Mexico)
8.00%, 9/24/2022	25,000	29,234
4.00%, 10/2/2023	170,000	179,824
6.75%, 9/27/2034	25,000	34,147
4.60%, 1/23/2046	200,000	213,708
5.75%, 10/12/2110	136,000	157,965

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,664,227)		4,775,287

SUPRANATIONAL — 1.4%
African Development Bank (Supranational)
2.63%, 3/22/2021	75,000	75,846
3.00%, 9/20/2023	50,000	52,362
Asian Development Bank (Supranational)
2.88%, 11/27/2020	84,000	84,908
1.88%, 2/18/2022	47,000	47,191
1.75%, 9/13/2022	40,000	40,078
2.75%, 3/17/2023	25,000	25,844
1.50%, 10/18/2024	60,000	59,408
2.00%, 1/22/2025	100,000	101,339
2.50%, 11/2/2027	80,000	83,942
2.75%, 1/19/2028	100,000	107,044
3.13%, 9/26/2028	80,000	88,390
Asian Infrastructure Investment Bank (The) (Supranational) 2.25%, 5/16/2024	30,000	30,655
Corp. Andina de Fomento (Supranational)
2.13%, 9/27/2021	30,000	29,883
3.75%, 11/23/2023	25,000	26,222
Council of Europe Development Bank (Supranational)
2.63%, 2/13/2023	50,000	51,414
2.50%, 2/27/2024	50,000	51,555
European Bank for Reconstruction & Development (Supranational)
2.00%, 2/1/2021	25,000	25,067
1.50%, 11/2/2021	65,000	64,733
2.13%, 3/7/2022	25,000	25,229
European Investment Bank (Supranational)
1.63%, 12/15/2020	80,000	79,909
2.00%, 3/15/2021	25,000	25,084
2.38%, 5/13/2021	70,000	70,645
2.88%, 12/15/2021	30,000	30,707

Investments	Principal Amount($)	Value($)
2.63%, 5/20/2022	26,000	26,591
2.38%, 6/15/2022	67,000	68,158
1.38%, 9/6/2022	85,000	84,314
2.00%, 12/15/2022	99,000	99,931
2.50%, 3/15/2023	95,000	97,472
3.25%, 1/29/2024	100,000	106,147
2.63%, 3/15/2024	40,000	41,518
1.88%, 2/10/2025	200,000	201,568
2.38%, 5/24/2027	41,000	42,667
4.88%, 2/15/2036	29,000	39,673
Inter-American Development Bank (Supranational)
3.13%, 9/18/2028	109,000	120,300
2.25%, 6/18/2029	95,000	98,169
3.20%, 8/7/2042	207,000	237,778
4.38%, 1/24/2044	145,000	197,913
International Bank for Reconstruction & Development (Supranational)
1.63%, 9/4/2020	73,000	72,935
1.63%, 3/9/2021	114,000	113,841
1.38%, 5/24/2021	130,000	129,345
2.75%, 7/23/2021	30,000	30,503
2.13%, 12/13/2021	30,000	30,266
2.13%, 2/13/2023	25,000	25,370
2.78%, 6/5/2024	52,000	52,003
2.50%, 11/25/2024	50,000	51,872
2.50%, 7/29/2025	130,000	135,281
3.13%, 11/20/2025	70,000	75,480
1.88%, 10/27/2026	89,000	89,521
2.50%, 11/22/2027	30,000	31,521
1.75%, 10/23/2029	175,000	173,296
International Finance Corp. (Supranational)
2.25%, 1/25/2021	25,000	25,145
1.13%, 7/20/2021	33,000	32,689
2.00%, 10/24/2022	60,000	60,568

TOTAL SUPRANATIONAL (Cost $3,765,570)		3,869,290

U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FFCB
1.68%, 10/13/2020	50,000	49,958
1.75%, 10/26/2020	75,000	75,029
2.55%, 3/11/2021	100,000	100,958
1.85%, 8/5/2022	34,000	34,115
FHLB
1.38%, 2/18/2021	55,000	54,802
3.00%, 10/12/2021	30,000	30,725
1.63%, 11/19/2021	25,000	24,988
1.88%, 11/29/2021	80,000	80,345
2.63%, 12/10/2021	110,000	112,100
3.00%, 12/9/2022	70,000	72,751

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.38%, 12/8/2023	100,000	106,416
2.50%, 2/13/2024	30,000	30,995
2.88%, 9/13/2024	100,000	105,347
3.25%, 11/16/2028	260,000	287,669
2.13%, 9/14/2029	100,000	100,640
5.63%, 3/14/2036	50,000	71,365
5.50%, 7/15/2036	35,000	50,353
FHLMC
1.13%, 8/12/2021	60,000	59,413
2.38%, 1/13/2022	50,000	50,734
2.15%, 9/6/2022	171,000	171,017
2.75%, 6/19/2023	218,000	226,260
2.50%, 12/14/2029 (e)	80,000	64,224
6.25%, 7/15/2032	40,000	58,373
FNMA
2.88%, 10/30/2020	30,000	30,318
2.50%, 4/13/2021	84,000	84,938
1.25%, 5/6/2021	34,000	33,796
1.25%, 8/17/2021	36,000	35,751
2.00%, 1/5/2022	55,000	55,379
2.25%, 4/12/2022	33,000	33,448
2.38%, 1/19/2023	121,000	123,684
2.88%, 9/12/2023	50,000	52,198
2.50%, 2/5/2024	161,000	166,312
2.63%, 9/6/2024	25,000	26,076
2.13%, 4/24/2026	165,000	168,455
1.88%, 9/24/2026	50,000	50,203
6.63%, 11/15/2030	50,000	72,272
6.21%, 8/6/2038	45,000	70,528
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	70,000	79,939
Tennessee Valley Authority
3.88%, 2/15/2021	20,000	20,505
1.88%, 8/15/2022	129,000	129,612
6.15%, 1/15/2038	35,000	52,850
3.50%, 12/15/2042	50,000	57,384
4.25%, 9/15/2065	10,000	13,533

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,306,132)		3,375,758

MUNICIPAL BONDS — 0.6%
California — 0.2%
Education — 0.1%
California State University, Systemwide Series 2018B, Rev., 3.27%, 11/1/2024	40,000	42,303
Regents of the University of California Medical Center Pooled Series H, Rev., 6.55%, 5/15/2048	40,000	58,906

		101,209

Investments	Principal Amount($)	Value($)
General Obligation — 0.1%
Los Angeles Unified School District, Build America Bonds
GO, 5.75%, 7/1/2034	20,000	25,819
GO, 6.76%, 7/1/2034	5,000	6,974
State of California Series 2018, GO, 2.80%, 4/1/2021	35,000	35,452
State of California, Various Purpose
GO, 5.70%, 11/1/2021	50,000	53,603
GO, 7.50%, 4/1/2034	25,000	38,093
GO, 7.55%, 4/1/2039	80,000	129,714
GO, 7.60%, 11/1/2040	25,000	41,507

		331,162

Transportation — 0.0% (b)
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	59,006

Utility — 0.0% (b)
State of California Department of Water Resources Power Supply Series 2016P, Rev., 2.00%, 5/1/2022	35,000	35,138

Total California		526,515

Florida — 0.1%
Other Revenue — 0.1%
State Board of Administration Finance Corp.
Series 2013A, Rev., 3.00%, 7/1/2020	45,000	45,302
Series 2016A, Rev., 2.64%, 7/1/2021	100,000	101,161

		146,463

Total Florida		146,463

Illinois — 0.1%
General Obligation — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, Build America Bonds GO, 5.72%, 12/1/2038	55,000	73,471
State of Illinois GO, 5.10%, 6/1/2033	60,000	64,325
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	65,455	68,272

		206,068

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 0.0% (b)
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	67,735

Transportation — 0.0% (b)
Chicago O’Hare International Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	30,811

Total Illinois		304,614

Massachusetts — 0.0% (b)
General Obligation — 0.0% (b)
Commonwealth of Massachusetts, Consolidated Loan of 2010, Build America Bonds
Series 2010E, GO, 4.20%, 12/1/2021	40,000	41,247
Series A, GO, 4.91%, 5/1/2029	15,000	17,833

		59,080

Total Massachusetts		59,080

Missouri — 0.0% (b)
Hospital — 0.0% (b)
Health and Educational Facilities Authority of the State of Missouri, Educational Facilities, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	49,910

Nebraska — 0.0% (b)
Education — 0.0% (b)
University of Nebraska Facilities Corp. Series 2019A, Rev., 3.04%, 10/1/2049	50,000	48,815

New Jersey — 0.1%
Other Revenue — 0.0% (b)
New Jersey Economic Development Authority, Pension Funding Series 1997B, Rev., AGM, 0.00%, 2/15/2023	40,000	37,049

Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds Series C, Rev., 6.10%, 12/15/2028	65,000	67,497
New Jersey Turnpike Authority, Build America Bonds Series F, Rev., 7.41%, 1/1/2040	10,000	15,899

		83,396

Total New Jersey		120,445

Investments	Principal Amount($)	Value($)
New York — 0.1%
General Obligation — 0.0% (b)
City of New York, Build America Bonds Series H-1, GO, 6.25%, 6/1/2035	25,000	25,515
City of New York, Fiscal Year 2010, Build America Bonds Subseries A-2, GO, 5.21%, 10/1/2031	25,000	29,827

		55,342

Special Tax — 0.0% (b)
New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	30,718

Transportation — 0.1%
Port Authority of New York & New Jersey Series 182, Rev., 5.31%, 8/1/2046	60,000	66,783
Port Authority of New York and New Jersey, Consolidated Series 174, Rev., 4.46%, 10/1/2062	30,000	37,625

		104,408

Water & Sewer — 0.0% (b)
New York City Water and Sewer System, Second General Resolution Series GG, Rev., 5.72%, 6/15/2042	40,000	57,537

Total New York		248,005

Ohio — 0.0% (b)
Utility — 0.0% (b)
American Municipal Power Inc Series 2010B, Rev., 7.83%, 2/15/2041	25,000	39,768

Oregon — 0.0% (b)
General Obligation — 0.0% (b)
State of Oregon GO, 5.76%, 6/1/2023	33,809	36,437

Texas — 0.0% (b)
Education — 0.0% (b)
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	20,838

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.0% (b)
City of Houston GO, 3.96%, 3/1/2047	40,000	45,683

Total Texas		66,521

TOTAL MUNICIPAL BONDS (Cost $1,583,611)		1,646,573

ASSET-BACKED SECURITIES — 0.4%
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	30,000	30,191
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	30,000	30,225
American Express Credit Account Master Trust Series 2018-6, Class A, 3.06%, 2/15/2024	100,000	101,952
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	20,000	20,133
Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,412
BA Credit Card Trust Series 2018-A1, Class A1, 2.70%, 7/17/2023	40,000	40,400
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8, 2.05%, 8/15/2023	20,000	20,030
Series 2016-A5, Class A5, 1.66%, 6/17/2024	20,000	19,946
Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	51,074
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,111
CarMax Auto Owner Trust
Series 2016-4, Class A4, 1.60%, 6/15/2022	20,000	19,926
Series 2016-1, Class D, 3.11%, 8/15/2022	26,000	26,062
Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,295
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	51,880
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	112,306
Discover Card Execution Note Trust
Series 2018-A4, Class A4, 3.11%, 1/16/2024	40,000	40,809
Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,591

Investments	Principal Amount($)	Value($)
Drive Auto Receivables Trust Series 2018-1, Class D, 3.81%, 5/15/2024	46,000	46,708
Ford Credit Auto Owner Trust Series 2018-A, Class A3, 3.03%, 11/15/2022	50,000	50,455
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1, 2.16%, 9/15/2022	20,000	20,020
Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	75,312
Ford Credit Floorplan Master Owner Trust A Series 2018-1, Class A1, 2.95%, 5/15/2023	30,000	30,377
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	25,000	25,240
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A3, 3.02%, 5/16/2023	25,000	25,306
Series 2018-4, Class A3, 3.21%, 10/16/2023	20,000	20,348
Honda Auto Receivables Owner Trust
Series 2018-1, Class A3, 2.64%, 2/15/2022	17,432	17,511
Series 2016-4, Class A4, 1.36%, 1/18/2023	67,000	66,863
Hyundai Auto Receivables Trust Series 2016-B, Class C, 2.19%, 11/15/2022	20,000	20,008
Nissan Auto Lease Trust Series 2019-B, Class A3, 2.27%, 7/15/2022	25,000	25,106
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	25,000	25,398
Santander Drive Auto Receivables Trust
Series 2018-3, Class C, 3.51%, 8/15/2023	25,000	25,289
Series 2019-1, Class C, 3.42%, 4/15/2025	20,000	20,364
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	52,410
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3, 3.02%, 12/15/2022	70,000	70,965

TOTAL ASSET-BACKED SECURITIES (Cost $1,243,234)		1,252,023

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (f)(g) (Cost $698,873)	698,873	698,873

Total Investments — 99.3% (Cost $277,650,918)		284,343,666
Other Assets Less Liabilities — 0.7%		2,050,483

Net Assets — 100.0%		286,394,149

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Rev. UMBS	Revenue Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(e)	The rate shown is the effective yield as of November 30, 2019.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,252,023	$—	$1,252,023
Commercial Mortgage-Backed Securities	—	5,557,909	262,262	5,820,171
Corporate Bonds	—	73,240,284	—	73,240,284
Foreign Government Securities	—	4,775,287	—	4,775,287
Mortgage-Backed Securities	—	76,849,707	—	76,849,707
Municipal Bonds	—	1,646,573	—	1,646,573
Supranational	—	3,869,290	—	3,869,290
U.S. Government Agency Securities	—	3,375,758	—	3,375,758
U.S. Treasury Obligations	—	112,815,700	—	112,815,700
Short-Term Investments Investment Companies	698,873	—	—	698,873

Total Investments in Securities	$698,873	$283,382,531	$262,262	$284,343,666

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be an affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$—	$323,105	$323,105	$—	$—	$—	—	$227	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	337,456	51,286,004	50,924,587	—	—	698,873	698,873	11,666	—

Total	$337,456	$51,609,109	$51,247,692	$—	$—	$698,873		$11,893	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.